Filed with the Securities and Exchange Commission on March 5, 2024

Securities Act Registration No. 333-226989

Investment Company Act Reg. No. 811-23373

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 33	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 35	[X]

 North Square Investments Trust

(Exact Name of Registrant as Specified in Charter)

Karen Jacoppo-Wood

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies To:

Robert M. Kurucza, Esq.
Seward & Kissel LLP
901 K Street
Washington, DC 20001
(202) 661-7195

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b);

[ ] on (date) pursuant to paragraph (b);

[ ] 60 days after filing pursuant to paragraph (a)(1);

[ ] on (date) pursuant to paragraph (a)(1);

[ ] 75 days after filing pursuant to paragraph (a)(2); or

[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 27 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on November 14, 2023 and pursuant to Rule 485(a)(2) would have become effective on January 28, 2024.

This Post-Effective Amendment No. 33 is being filed pursuant to Rule 485(b) and will become effective on March 5, 2024 and designates March 5, 2024 as the new date upon which the Amendment shall become effective.

Sphere 500 Climate Fund

(Trading Symbol: SPFFX)

PROSPECTUS

March 5, 2024

Telephone: 1-844-2SPHERE

www.oursphere.org/fund

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
SUMMARY SECTION	1
Investment Objective	1
Fees and Expenses of the Fund	1
Example	1
Portfolio Turnover	1
Principal Investment Strategies	1
Principal Risks	3
Performance Information	6
Management of the Fund	7
Purchase and Sale of Fund Shares	7
Tax Information	7
Payments to Broker-Dealers and Other Financial Intermediaries	8
ADDITIONAL INFORMATION ABOUT THE FUND	8
Investment Objective	8
Index/Trademark License/Disclaimers	8
Additional Principal Risk Information	8
Portfolio Holdings Information	11
MANAGEMENT OF THE FUND	11
Investment Adviser	11
Portfolio Manager	12
DISTRIBUTION AND SERVICING OF FUND SHARES	12
Distributor	12
Shareholder Servicing Plan	13
Payments to Financial Intermediaries	13
SHAREHOLDER INFORMATION	13
Pricing of Shares	13
Purchase of Shares	14
Redemption of Shares	16
Purchasing and Redeeming Shares Through a Financial Intermediary	18
Frequent Purchases and Redemptions	19
Other Fund Policies	20
Distributions	21
Taxes	21
FINANCIAL HIGHLIGHTS	23
PRIVACY NOTICE	24

SUMMARY SECTION

Investment Objective

The Sphere 500 Climate Fund (the “Fund”) seeks to track the performance, before fees and expenses, of the Sphere 500 Fossil Free IndexTM (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Expense Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.07%
Distribution (12b-1) and/or Service Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.07%
(1)	Estimated expenses for the current fiscal year

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$7	$23	$40	$90

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Predecessor Fund (as defined below) was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is designed to reflect the performance of large companies listed on U.S. exchanges while excluding fossil fuel, utility and other companies with material climate-related risks. More information about the Index can be found at www.bitadata.com/pages/SPFFXI.

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The Index

The Index is constructed beginning with the largest 500 U.S. companies that trade on regulated U.S. exchanges by market capitalization. As of December 31, 2023, the market capitalization of companies in the Index ranged from approximately $10 billion to $3 trillion. The index administrator, BITA GmbH (the “Index Administrator”), then eliminates companies from this investable universe using data obtained from As You Sow, an unaffiliated non-profit organization that promotes environmental responsibility through shareholder advocacy. As You Sow eliminates companies from the Index based primarily on their risk profile of being exposed to the fossil fuel industry and secondarily, by other exclusionary screens, including companies engaged in deforestation activities, civilian and military firearms manufacturing and related guns/arms sales, prison and border security operations, and tobacco and e-cigarette manufacturing. The elimination of these companies from the Index is intended to foster and support the climate-focused, social investing goals of the Fund.

On a periodic basis, As You Sow publishes the current uninvestable lists, which are principally comprised of companies that contribute to climate change through fossil fuel activities. As You Sow designates a company as an uninvestable fossil fuel company if the company is engaged in producing, distributing, or refining fossil fuels; holding reserves of fossil fuels; is a utility that is primarily fossil fuel-powered, or is a producer of equipment for any of the above (i.e., companies that engage in oil, gas, or coal production, and related activities). The Index also excludes other uninvestable companies as determined from time to time by As You Sow.

If a company is included in As You Sow’s uninvestable list, that company is not eligible for inclusion in the Index. The Index Administrator then re-weights the remaining companies on a free-float market capitalization basis. A company’s free float-adjusted market capitalization is calculated by multiplying the number of shares readily available in the market by the price of such shares.

The Index is typically composed of approximately 400-450 companies and is rebalanced and reconstituted quarterly as of close on the third Friday of March, June, September, and December, respectively, based on data as of the close of business on the Friday of such reconstitution month. As of December 31, 2023 the Index was composed of 417 companies.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index in weightings that approximate the relative composition of the Index. By investing in component securities of the Index, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by companies that do not (1) derive any revenue from the sale of fossil fuels, (2) hold fossil fuel related assets or reserves, (3) use fossil fuels for power generation, or (4) produce fossil fuel-related equipment. By excluding companies that engage in these fossil fuel activities, the Index, and therefore the Fund, are not exposed to companies with material climate change risk. The Fund may invest in companies that use fossil fuel as part of their business or have used fossil fuels in the past.

Reflection Asset Management, LLC (the “Adviser”), serves as the investment adviser for the Fund and is responsible for trading on behalf of the Fund in line with the Index. Consistent with the Index, the Adviser rebalances the Fund quarterly. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all the component securities of the Index in approximately the same weightings as in the Index. This is referred to as a passive or indexing approach to investing.

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the fiscal year ended September 30, 2023, the Index was not concentrated in any industry or group of industries; however, the Index, and therefore the Predecessor Fund (defined below), had significant exposure to the information technology sector. As of the fiscal year ended September

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30, 2023, the Predecessor Fund (defined below) had invested 31% of its net assets in the information technology sector.

Climate-Focused Investing

By investing in the Index, the Fund will not invest in companies that contribute to climate change in a material way through their fossil fuel activities. According to the U.S. Energy Information Administration, in 2021, 73% of greenhouse gas emissions came from burning fossil fuels. The Fund also seeks to vote proxies in a climate-focused way, such as voting for proposals to reduce or eliminate greenhouse gas emissions, using voting guidelines from As You Vote, an affiliate of As You Sow.

Principal Risks

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:

•	Climate Investing Considerations Risk. Considerations related to climate risk, such as environmental criteria (e.g., fossil fuel screens), applied to the Index’s construction may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment restrictions. For example, the Index may exclude certain securities due to climate-focused considerations when other investment considerations would suggest that investing in such securities would be advantageous. The Fund may also underperform funds that invest in the energy and utilities sectors, particularly in times of rising oil, gas and energy prices.

•	General Market Risk; Recent Market Events. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation and the impact of the coronavirus (COVID-19) global pandemic. While U.S. and global economies are continuing to recover from the effects of COVID-19, labor shortages and the inability to meet consumer demand have restricted growth. Uncertainties regarding the level of central banks’ interest rate increases, political events, the Russia-Ukraine and Israel-Palestine conflicts, trade tensions and the possibility of a national or global recession have also contributed to market volatility.

Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

•	Small Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders. As a result, the timing of any potential liquidation of the Fund may not be favorable.

•	Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

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•	Large-Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

•	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

◦	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

•	Industry Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

•	Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

•	Index Calculation Risk. There is no assurance that the Index Administrator will compile the Index accurately or that the Index will be reconstituted, rebalanced, calculated or disseminated accurately. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Administrator, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

•	Limited Operating History Risk. The Predecessor Fund (defined below) has a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable

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privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

•	Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data published by independent third parties (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

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•	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

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Performance

Simultaneous with the Fund’s commencement of operations, the Fund will acquire all of the assets and liabilities of the Sphere 500 Climate Fund, a series of Manager Directed Portfolios (the “Predecessor Fund”), in a tax-free reorganization scheduled to occur on April 12, 2024 (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund will be exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods prior to April 12, 2024 is that of the Predecessor Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund.

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing the performance of the Predecessor Fund since inception and by showing changes in how the Predecessor Fund’s average annual returns for the one year and since inception periods compared with those of the Index and a broad measure of market performance. The performance of the Predecessor Fund was calculated net of the Predecessor Fund’s fees and expenses. The Predecessor Fund’ performance is included because the Fund believes that the performance information presented is relevant for consideration by prospective Fund investors. Although the actual performance of the Predecessor Fund is not the performance of the Fund, which has just commenced operations, the Fund has adopted the performance of the Predecessor Fund as its performance. Such performance is not necessarily indicative of the Fund’s future performance.

The Predecessor Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is also available on the Fund’s website at www.oursphere.org/fund.

Calendar Year Total Return as of December 31

During the period of time shown in the bar chart, the highest return for a calendar quarter was 12.92% for the quarter ended December 31, 2023, and the lowest return for a calendar quarter was -15.97% for the quarter ended June 30, 2022.

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Average Annual Total Returns

(For the Periods Ended December 31, 2023)
	1 Year	Since Inception (October 4, 2021)
Predecessor Fund*
Return Before Taxes	29.48%	5.61%
Return After Taxes on Distributions	29.02%	5.34%
Return After Taxes on Distributions and Sale of Fund Shares	17.68%	4.26%
Sphere 500 Fossil-Free Index™ (reflects no deduction for fees, expenses or taxes)	31.28%	13.40%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	6.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from taxation or hold their Predecessor Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Management of the Fund

Investment Adviser

Reflection Asset Management, LLC serves as investment adviser to the Fund.

Portfolio Manager

Jason Britton, Chief Executive Officer and Portfolio Manager of the Adviser, is responsible for the day-to-day management of the Fund’s portfolio and has served as portfolio manager since the Predecessor Fund’s inception on October 4, 2021.

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares on any business day by written request via mail to: Sphere 500 Climate Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, by telephone at 1-844-2SPHERE, by wire transfer or through a financial intermediary. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the intermediary directly. There is no minimum initial investment in the Fund and additional investments may be made in any amount.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gains, unless you are an investor who is exempt from taxation or are investing through a tax-deferred or other tax-advantaged arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of monies from tax-deferred arrangements. You should consult your personal tax adviser on your particular circumstances.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser, and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND

Additional Information about the Fund’s Investment Objective and Strategy. The Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon Board approval and 60 days’ written notice to shareholders. However, the Fund will not make any change in its 80% investment policy regarding the exclusion of fossil fuel companies without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the fiscal year ended September 30, 2023, the Index was not concentrated in any industry or group of industries; however, the Index, and therefore the Fund, had significant exposure to the information technology sector. The Fund may invest in companies that use fossil fuel as part of their business or have used fossil fuels in the past.

Index/Trademark Licenses/Disclaimers

The Index is calculated, administered and disseminated by BITA GmbH, which is a Germany-based financial technology company and Index Administrator. Neither the Adviser, the Fund’s sponsor (Our Sphere, Inc.™ (“Sphere” or the “Fund Sponsor”), nor any of their affiliates has any rights to influence the selection of the securities in the Index. The Index Administrator is not affiliated with the Trust, the Adviser, Sphere, or the Distributor.

The Index is owned by Sphere, and is calculated, administered, and disseminated by the Index Administrator via license. The Adviser licenses use of the Index from Sphere. Sphere licenses use of the data from As You Sow. Sphere is a registered Delaware Public Benefit Corporation whose mission is to educate the public about climate change. More information about Sphere is included in the “Fund Sponsor” section below. The Adviser has a minority economic ownership interest in the Fund Sponsor.

Additional Principal Risk Information

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund. The following principal risks are applicable to investments in the Fund:

•	Climate Investing Considerations Risk. Considerations related to climate risk, such as environmental criteria (e.g., fossil fuel screens), applied to the Index’s construction may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment restrictions. For example, the Index may exclude certain securities due to climate-focused considerations when other investment considerations would suggest that investing in such securities would be advantageous. The Fund may also underperform funds that invest in the energy and utilities sectors, particularly in times of rising oil, gas and energy prices.
•	General Market Risk; Recent Market Events. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have
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experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation and the impact of COVID-19. While U.S. and global economies are continuing to recover from the effects of COVID-19, labor shortages and the inability to meet consumer demand have restricted growth. Uncertainties regarding the level of central banks’ interest rate increases, political events, the Russia-Ukraine and Israel-Palestine conflicts, trade tensions and the possibility of a national or global recession have also contributed to market volatility.

Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. In particular, a rise in protectionist trade policies, slowing global economic growth, risks associated with epidemic and pandemic diseases, risks surrounding the uncertainty of the UK’s economy, the risk of trade disputes, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

•	Small Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund's liquidation may not be favorable. In addition, should the Fund not grow to an economically viable size, it may experience greater tracking error to the Index than it otherwise would at higher asset levels.
•	Common Stock Risk. As with all equity securities, common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and investor perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.
•	Large-Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and medium-sized companies.
•	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
◦	Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and
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companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

•	Industry Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.
•	Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. Other than in response to a trigger if set forth in the Fund’s applicable Index methodology, the Fund invests in securities included in, or representative of securities included in the Index regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.
•	Index Calculation Risk. There is no assurance that the Index Administrator will compile the Index accurately or that the Index will be reconstituted, rebalanced, calculated or disseminated accurately. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Administrator, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
•	Limited Operating History Risk. The Predecessor Fund has a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational
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damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.

•	Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on proprietary Third Party Data. When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.
•	Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may vary somewhat for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The use of sampling techniques may affect the Fund’s ability to achieve close correlation with the Index. The Fund may use a representative sampling strategy to achieve its investment objective, if the Adviser believes it is in the best interest of the Fund, which generally can be expected to produce a greater non-correlation risk.
•	Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”). Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in other regulatory filings. The annual and semi-annual reports to Fund shareholders are available free of charge by contacting the Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246 or calling 1-844-2SPHERE.

MANAGEMENT

The Board supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

Investment Adviser

Reflection Asset Management, LLC, a South Carolina limited liability company organized in 2019, serves as the investment adviser to the Fund as well as other advisory clients, including another registered investment company. The Adviser’s principal place of business is 1000 Palm Boulevard, Isle of Palms, South Carolina 29451. The Adviser, subject to the general oversight of the Board, has overall responsibility

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for the general management and administration of the Fund, including overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations and overseeing investment activities. The Adviser also furnishes the Fund with office space and certain administrative services and provides personnel needed to fulfill its obligations under the investment advisory agreement. For its services to the Fund, under the Investment Advisory Agreement between the Adviser and the Trust on behalf of the Fund (the “Investment Advisory Agreement”), the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.07% of the Fund’s average daily net assets. As of September 30, 2023, the Adviser had approximately $90 million in assets under management.

The Adviser has agreed to pay all expenses of the Fund, except for: the unified management fee payable to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses, and shareholder service fees and expenses pursuant to the Shareholder Servicing Plan (collectively, “Excluded Expenses”). Under a licensing agreement with Sphere, Sphere has agreed to reimburse the Adviser for the Fund’s operating expenses until such time as the Fund becomes profitable.

The basis for the Board of Trustees’ approval of the Investment Advisory Agreement will be available in the Fund’s semi-annual report to shareholders for the fiscal period ending March 31, 2024.

Portfolio Manager

Jason T. Britton, Chief Executive Officer and Founder of the Adviser, serves as the Portfolio Manager of the Fund. Mr. Britton also serves as a portfolio manager of an exchange-traded fund offered in a separate investment company. Mr. Britton has served as the CEO and head portfolio manager of the Adviser since its inception in 2019. From 2016 to 2019, Mr. Britton served as a consulting portfolio manager for two different SEC registered investment advisers: Sciens Capital Management and AlphaOne Capital. From 2009 to 2016, Mr. Britton served as Managing Director and Head Portfolio Manager for thematic/ESG equities for U.S. Trust, a division of Bank of America. Additionally, Mr. Britton is the CEO of fintech startup Reflection Analytics. Mr. Britton received his B.S. in Business from Georgetown University and holds an MBA from the Yale School of Management.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed, and ownership of the Fund.

Fund Sponsor

The Fund Sponsor has licensed the Index to the Adviser and has entered a services agreement with the Adviser, pursuant to which the Fund Sponsor agrees to (i) provide marketing support for the Fund; (ii) assist with the development of, and provide other support to, the Fund; and (iii) assume the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses. Under a licensing agreement with Sphere, Sphere has agreed to reimburse the Adviser for the Fund’s operating expenses until such time as the Fund becomes profitable. Once the Fund becomes profitable, the Adviser will compensate Sphere from a portion of its unified management fee. The Fund Sponsor also supports the Fund through its campaign to raise awareness around climate change. As noted above, the Adviser has a minority economic ownership interest in the Fund Sponsor. The Fund Sponsor does not act as an investment adviser or otherwise provide investment advice to the Fund.

DISTRIBUTION AND SERVICING OF FUND SHARES

Distributor

The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the

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“Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, pursuant to which the Distributor acts as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of Fund shares. The offering of Fund shares is continuous, and the Distributor distributes Fund shares on a best efforts basis. The Distributor is not obligated to sell any certain number of shares of the Fund. The Distributor is a registered broker-dealer and member of FINRA.

Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) that allows the Fund to make payments to financial intermediaries and other service providers for shareholders in return for shareholder servicing and maintenance of shareholder accounts. These shareholder servicing and maintenance fees may not exceed 0.10% per year of the Fund’s average daily net assets and may not be used to pay for any services in connection with the distribution and sale of the Fund. However, no shareholder servicing fees are currently being paid by the Fund, and there are no plans to impose these fees as of the date of this Prospectus. In the event shareholder servicing fees are charged in the future, because the fees are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Payments to Financial Intermediaries

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide cash payments to certain intermediaries, sometimes referred to as revenue sharing, for distribution and shareholder services. The Adviser may make revenue sharing payments to intermediaries for shareholder services or distribution-related services, such as: marketing support; access to third party platforms; access to sales meetings, sales representatives and management representatives of the intermediary; and inclusion of the Fund on a sales list, including a preferred or select sales list, and in other sales programs. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold. From time to time, and in accordance with applicable rules and regulations, the Adviser may also provide non-cash compensation to representatives of various intermediaries who sell Fund shares or provide services to Fund shareholders. These payments may create a conflict of interest by influencing the representative to recommend the Fund over another investment. Amounts paid by the Adviser to shareholder services are in addition to or in lieu of amounts paid by the Fund under the Shareholder Servicing Plan.

SHAREHOLDER INFORMATION

Pricing of Shares

The price of the Fund’s shares is based on its NAV. The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) (generally 4:00 p.m. Eastern Time) (“Market Close”) on each day that the Exchange is open for business (each, a “Business Day”). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or Ultimus Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”), and under no circumstances will any order be accepted for purchase or redemption after the NAV calculation. Shares will only be priced on Business Days. In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Any order received after the close of trading on the Exchange will be processed at the NAV as determined as of the close of trading on the next day the Exchange is open.

The Fund values its assets based on current market values when such values are available. These prices normally are supplied by an independent pricing service. Equity securities held by the Fund which are listed on a national securities exchange, except those traded on the NASDAQ Stock Market, Inc. (“NASDAQ”),

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and for which market quotations are available, are valued at the last quoted sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price.

Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. The Board has appointed the Adviser as its designee (the “Valuation Designee”) for all fair value determinations and responsibilities for the Fund, subject to oversight by the Board. Assets and securities for which market quotations are not readily available are valued in good faith in accordance with the Valuation Designee’s procedures.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Valuation Designee’s procedures may not reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Purchase of Shares

The Fund’s shares are offered on a continuous basis and are sold without any sales charges. There is no minimum initial investment in the Fund and additional investments may be made in any amount. The Fund does not charge any sales loads, deferred sales loads, or 12b-1 fees, in connection with the purchase of shares. You may purchase shares as specified below.

Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

By Mail: You may purchase shares by sending a check in U.S. dollars drawn on a U.S. bank payable to the Sphere 500 Climate Fund, indicating the name of the Fund and the dollar amount to be purchased, along with a completed application. The Fund will not accept payment in cash or money orders. The Fund does not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. You may not use the Automated Clearing House (“ACH”) network to make an initial purchase of Fund shares. ACH purchases are permitted for additional investments only and will be effective at the NAV per share on the business day after the order is placed.

Send the check and account application to:

Regular mail:

Sphere 500 Climate Fund

c/o Ultimus Fund Solutions, LLC

P. O. Box 46707

Cincinnati, OH 45246

Overnight mail:

Sphere 500 Climate Fund

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders does not constitute receipt by the Transfer Agent. Receipt of purchase orders is based on when the order is received at the Transfer Agent’s offices.

Purchase orders must be received prior to Market Close (generally, 4:00 p.m. Eastern Time) to be eligible for same day pricing.

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By Wire:

You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (866) 738-1128 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Ultimus Fund Solutions, LLC (“Ultimus”) at the above address, to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, the custodian and the transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the NAV determined after the wire purchase is received by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of a Fund at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

  your name
  the name on your account(s)
  your account number(s)
  a check made payable to the Fund

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, call Shareholder Services at 1-844-2SPHERE to obtain instructions.

By Telephone: Investors may purchase additional shares of the Fund by calling 1-844-2SPHERE. If you did not decline this option on your account application, and your account has been open for at least 7 business days, telephone orders in any amount will be accepted via electronic funds transfer from your bank account through the ACH network. You must have banking information established on your account prior to making a purchase. If your order is received prior to Market Close (generally, 4:00 p.m. Eastern Time), your shares will be purchased at the NAV calculated on the day your order is placed.

Purchase orders by telephone must be received by or prior to Market Close (generally, 4:00 p.m. Eastern Time). During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

Automatic Investment Plan: For your convenience, the Fund offers an Automatic Investment Plan (“AIP”). Under the AIP, after your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest on a monthly basis. In order to participate in the AIP, your bank must be a member of the ACH network. If you wish to enroll in the AIP, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date. A fee of $25 will be charged if your bank does not honor the AIP draft for any reason.

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Additional Information Regarding Purchases: Purchase orders received by the Transfer Agent in good order before Market Close will be priced at the NAV that is determined as of Market Close. “Good order” means your purchase request includes: (1) the name of the Fund, (2) the number of shares or dollar amount to be purchased, (3) the account number, and (4) a check payable to “Sphere 500 Climate Fund”. Purchase orders received in good order after Market Close will be priced as of the close of regular trading on the following Business Day. Purchase requests not in good order may be rejected.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. The Fund reserves the right to suspend the offering of shares. The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check or other method of payment that is returned. The Fund reserves the right to reject any account application. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.

Other Fees: The Fund’s Transfer Agent may charge account maintenance or transaction fees including, but not limited to, an annual IRA custodial fee (currently $25), statement retrieval fees (currently $25 per request) and fees for removal of excess contributions or Roth conversions or recharacterizations (currently $25 per transaction). These fees may change in the future.

Redemption of Shares

You may sell (redeem) your shares on any Business Day. Redemptions are effected at the NAV next determined after the Transfer Agent or authorized financial intermediary has received your redemption request. The Fund’s name, your account number, the number of shares or dollar amount you would like redeemed and the signatures of all shareholders whose names appear on the account registration should accompany any redemption requests. You may elect to have redemption proceeds paid by check, by wire or by electronic funds transfer via ACH. Proceeds will be sent to the address or bank account on record. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. If you purchased your shares through a financial intermediary (as discussed under “Purchasing and Redeeming Shares Through a Financial Intermediary,” below) you should contact the financial intermediary for information relating to redemptions.

The Fund typically expects to pay redemption proceeds on the next Business Day after the redemption request is received in good order and prior to Market Close (generally, 4:00 p.m. Eastern Time), regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer. If the Fund has sold securities to generate cash to meet your redemption request, the redemption proceeds may be postponed until the first Business Day after the Fund receives the sales proceeds. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings if consistent with the management of the Fund. The Fund reserves the right to redeem in-kind as described under “In-Kind Redemptions,” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances, such as those described above, and may also be used in stressed market conditions. If shares to be redeemed represent a recent investment made by check or ACH transfer, the Fund reserves the right to not make the redemption proceeds available until it has reasonable grounds to believe that the check or ACH transfer has been collected (which may take up to 10 calendar days). Shareholders can avoid this delay by utilizing the wire purchase option.

By Mail: If you redeem your shares by mail, you must submit written instructions which indicate the Fund’s name you are redeeming shares from, your account number, the number of shares or dollar amount you would like redeemed and the signatures of all shareholders whose names appear on the account registration along with a signature guarantee, if applicable. Your redemption request should be sent to:

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Regular mail:

Sphere 500 Climate Fund

c/o Ultimus Fund Solutions, LLC

P. O. Box 46707

Cincinnati, OH 45246

Overnight mail:

Sphere 500 Climate Fund

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of redemption requests does not constitute receipt by the Transfer Agent. Receipt of redemption requests is based on when the order is received at the Transfer Agent’s offices. Redemption requests must be received prior to Market Close (generally, 4:00 p.m. Eastern Time) to be eligible for same day pricing.

By Wire: Wires are subject to a $15 fee paid by you, but you do not incur any charge when proceeds are sent via the ACH system.

By Telephone: If you prefer to redeem your shares by telephone and you did not decline telephone options on your account application, you may then initiate a redemption of shares up to the amount of $50,000 by calling the Transfer Agent at 1-844-2SPHERE. Adding telephone options to an existing account may require a signature guarantee or other acceptable form of authentication from a financial institution source.

Investors may have a check sent to the address of record, may wire proceeds to a shareholder’s bank account of record, or proceeds may be sent via electronic funds transfer through the ACH network, also to the bank account of record.

Redemption requests by telephone must be received by or before the close of regular trading on the Exchange on any Business Day. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above. Once a telephone transaction has been accepted, it may not be canceled or modified after Market Close (generally, 4:00 p.m. Eastern Time).

Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Systematic Redemption Plan: You may specify a dollar amount ($100 minimum) to be withdrawn quarterly. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. The Fund will send a check to your address of record or will send the payment via electronic funds transfer through the ACH network directly to your bank account. You may cancel or change your plan at least five days prior to the next scheduled withdrawal or redeem all your shares at any time. The Fund will continue withdrawals until your shares are gone or until the Fund or you cancel the plan. IRA accounts establishing a Systematic Redemption Plan to satisfy a Required Minimum Distribution are exempt from the minimum withdrawal amount and minimum account size requirements.

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In-Kind Redemptions: The Fund reserves the right to honor redemption requests by making payment in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption-in-kind”), and may do so in the form of pro-rata slices of the Fund’s portfolio, individual securities or a representative basket of securities. Redemptions in-kind are taxable in the same manner to a redeeming shareholder as redemptions paid in cash for federal income tax purposes. Securities redeemed in-kind will be subject to market risk until they are sold. In addition, the sale of securities received in-kind may be subject to brokerage fees, and may give rise to taxable gains or losses.

Retirement Accounts: Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Shares held in IRAs and other retirement accounts may be redeemed by telephone at 1-844-2SPHERE. You will be asked whether or not to withhold taxes from any distribution.

Signature Guarantees: A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	When a redemption is received by the Transfer Agent and the account address has been changed within the last 30 calendar days; or
•	For all redemptions in excess of $50,000 from any shareholder account.

The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Other Fees. The Fund’s Transfer Agent may charge account maintenance or transaction fees including, but not limited to, fees for outbound wires (currently $15 per wire), IRA withdrawal fees (transfer or redemption) (currently $25 per withdrawal), and overnight delivery fees (currently $35 per overnight delivery). These fees may change in the future.

Purchasing and Redeeming Shares Through a Financial Intermediary

You may purchase and redeem shares of the Fund through certain financial intermediaries (and their agents) that have made arrangements with the Fund to sell their shares and receive purchase and redemption orders on behalf of the Fund. When you place your purchase or redemption order with such a financial intermediary, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next NAV calculated by the Fund. Financial intermediaries may be authorized by the Distributor to designate other financial intermediaries to accept orders on the Fund’s behalf. An order is deemed to be received when the Fund, a financial intermediary or, if applicable, a financial intermediary’s authorized designee accepts the order. The financial intermediary holds your shares in an omnibus account in the financial intermediary’s name, and the financial intermediary maintains your individual ownership

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records. Your financial intermediary may charge you a fee for handling your purchase and redemption orders. The financial intermediary is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

The Distributor, on behalf of the Fund, may enter into agreements with financial intermediaries that provide recordkeeping, transaction processing and other administrative services for customers who own Fund shares. The Fund, the Adviser, and the Fund Sponsor, or their affiliates, may pay financial intermediaries for such services. The fee charged by financial intermediaries may be based on the number of accounts or may be a percentage of the average value of accounts for which the financial intermediary provides services.

Frequent Purchases and Redemptions

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements (market timing). “Market timing” generally refers to frequent or excessive trades into or out of a mutual fund in an effort to anticipate changes in market prices of its investment portfolio. Frequent purchases and redemptions of Fund shares can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders. In particular, frequent trading can: (i) force the Fund’s portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded or are traded primarily in markets outside of the U.S. Frequent traders using arbitrage strategies can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Fund.

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Fund’s policy is intended to discourage excessive trading in the Fund’s shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading. The Fund reserves the right to reject any purchase request order at any time and for any reason, without prior written notice. The Fund may, in certain circumstances, reverse a transaction determined to be abusive.

In applying these policies, the Fund considers the information available at the time and may consider trading activity in multiple accounts under common ownership, control, or influence.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Fund. Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity. The Fund will seek to make judgments and applications of the Fund’s policy that are consistent with the interests of the Fund’s shareholders.

There is no guarantee that the Fund or its agents will be able to detect market timing or abusive trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

In order for a financial intermediary to purchase shares of the Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person.

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The Fund’s policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders to the extent practicable. Some intermediaries, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Fund. Because the Fund receives these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the Fund is substantially limited in its ability to identify or deter excessive traders or other abusive traders. The Fund will use its best efforts to obtain the cooperation of intermediaries to identify excessive traders and to prevent or limit abusive trading activity to the extent practicable. Nonetheless, the Fund’s ability to identify and deter frequent purchases and redemptions of Fund shares through omnibus accounts is limited. The Fund’s success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Fund. In some cases, the Fund may rely on the excessive trading policies of the financial intermediaries in lieu of applying the Fund’s policies when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund. If a financial intermediary fails to enforce the Fund’s policies with respect to market timing and other abusive trading activity, the Fund may take other actions, including terminating its relationship with such financial intermediary.

Other Fund Policies

Customer Identification Program: In compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing only a P.O. Box will not be accepted. If you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you will be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. Additional information may be required in certain circumstances. Applications without such information may not be accepted. To the extent permitted by applicable law, the Fund reserves the right to: (i) place limits on transactions in an investor’s account until the investor’s identity is verified; (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified.

Householding: You may occasionally receive proxy statements and other regulatory documents for the Fund. In an effort to decrease costs and to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same address (“householding”). If you would like to discontinue householding for your accounts please call, toll-free, 1-844-2SPHERE to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Lost Shareholders: It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Shareholders with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.

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Distributions

Distributions from the Fund’s net investment income, if any, are declared and paid annually. Any net capital gain realized by the Fund also will be distributed annually.

Distributions are payable to shareholders as of the record date (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions will be reinvested in additional Fund shares, unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash. The Fund’s distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal, state and local income tax.

If you wish to change your distribution option, write to or call the Transfer Agent in advance of the payment date of the distribution. However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received the request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions.

Federal Income Taxes

Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or the tax consequences to you of investing in the Fund.

Distributions of the Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain and net gain from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income. Although the Fund expects that most or all of its distributions of investment company taxable income will be taxed at the federal income tax rates applicable to ordinary income, for a non-corporate shareholder, to the extent that the Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income (generally, dividends received by the Fund from U.S. corporations, corporations incorporated in a possession of the U.S., and certain foreign corporations that are eligible for the benefits of a comprehensive tax treaty with the U.S.), such income may be subject to tax at the reduced federal income tax rates applicable to long-term capital gain, if certain holding period requirements have been satisfied by the shareholder. For a corporate shareholder, a portion of the Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for the deduction and the corporate shareholder meets certain holding period requirements with respect to its shares. To the extent that the Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and generally cannot be offset by a shareholder’s capital losses from other investments.

Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with its correct Taxpayer Identification Number and certain certifications or the Fund receives notification from the Internal Revenue Service (“IRS”) requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds at a rate set under Section 3406 of the Internal Revenue Code of 1986, as amended, for United States residents.

Distributions of the Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable to the Fund’s shareholders as long-term capital gain regardless of the length of time that a shareholder has owned Fund shares. Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referenced above.

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You will be taxed in the same manner whether you receive your distributions (of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders that sell or redeem shares generally will have a capital gain or loss from the sale or redemption. The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale or redemption (including in-kind redemptions) and how long the shares were held by a shareholder. Gain or loss realized upon a sale or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as short-term capital gain or loss. Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling or redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.

Some foreign governments levy withholding taxes against dividends and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the return on the Fund’s securities.

The Fund is required to report to certain shareholders and the IRS the adjusted cost basis of Fund shares acquired on or after January 1, 2012 when those shareholders subsequently sell or redeem those shares. The Fund will determine adjusted cost basis using the average cost method unless you elect in writing any alternate IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

The federal income tax status of all distributions made by the Fund for the preceding year will be annually reported to shareholders. Distributions made by the Fund may also be subject to state and local taxes. Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.

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FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the financial performance of the Predecessor Fund for the fiscal periods shown. Certain information reflects financial results for a single Predecessor Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Predecessor Fund (assuming you reinvested all dividends and distributions). Information in the table has been audited by the Predecessor Fund’s independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, is included in the Predecessor Fund’s annual report to shareholders dated September 30, 2023, which is available, without charge, upon request.

For a capital share outstanding throughout the period
	Fiscal Year ended September 30, 2023	October 4, 2021 through September 30, 2022*
Net Asset Value – Beginning of Period	$16.55	$20.00

Income from Investment Operations:
Net investment income[1]	0.31	0.22
Net realized and unrealized gain (loss) on investments	3.15	(3.66)
Total from investment operations	3.46	(3.44)

Less Distributions:
Dividends from net investment income	(0.13)	(0.01)
Total distributions	(0.13)	(0.01)

Net Asset Value – End of Period	$19.88	$16.55

Total Return	20.98%	(17.20) %	^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$5,531	$1,444
Ratio of operating expenses to average net assets:	0.07%	0.11%	+
Ratio of net investment income to average net assets:	1.59%	1.15%	+
Portfolio turnover rate	16%	14%	^
*	Commencement of operations for the Fund was October 4, 2021.

+ Annualized

^ Not Annualized

[1]	The net investment income per share was calculated using the average shares outstanding method.

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PRIVACY NOTICE - SPHERE 500 CLIMATE FUND

Notice of Privacy Policy & Practices

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security number;
•	account balances;
•	account transactions;
•	transaction history;
•	wire transfer instructions; and
•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts or arrangements for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-844-2SPHERE.

Effective March 5, 2024

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Investment Adviser

Reflection Asset Management, LLC

1000 Palm Boulevard

Isle of Palms, South Carolina 29451

Index Administrator

BITA GmbH

Karlstrasse 12

Frankfurt am Main, Hessen 60329

Germany

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Legal Counsel

Seward & Kissel LLP

901 K Street, N.W.

Washington, District of Columbia 20001

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

Distributor

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

SPHERE 500 CLIMATE FUND

a series of North Square Investments Trust

You can find more information about the Fund in the following documents:

Statement of Additional Information

The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

Additional information about the Fund’s investments is available in the Predecessor Fund’s annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that affected the Predecessor Fund’s performance during the Predecessor Fund’s prior fiscal year.

The Fund’s shareholder reports are available on the Fund’s website at www.oursphere.org/fund, and you will be notified and provided with a link each time a report is posted to the website. You may request to receive paper shareholder reports from the Fund or from your financial intermediary, free of charge, at any time. You may also request to receive documents through e-delivery.

Copies of these documents, and answers to questions about the Fund, may be obtained without charge, upon request, by contacting:

Sphere 500 Climate Fund

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

1-844-2SPHERE

The SAI, shareholder reports and other information about the Fund are also available:

•	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	free of charge from the Fund’s Internet website at www.oursphere.org/fund; or
•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

The Trust’s SEC Investment Company Act of 1940 file number is 811-23373.

NORTH SQUARE INVESTMENTS TRUST

Sphere 500 Climate Fund

(Trading Symbol: SPFFX)

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

STATEMENT OF ADDITIONAL INFORMATION March 5, 2024

This Statement of Additional Information (“SAI”) provides general information about the Sphere 500 Climate Fund (the “Fund”), a series of North Square Investments Trust (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus dated March 5, 2024 (the “Prospectus”), and as supplemented and amended from time to time. You may obtain a copy of the Prospectus and/or the annual and semi-annual reports to shareholders, at no charge, by contacting the Fund at the address or toll-free telephone number below, or by visiting the Fund’s website at www.oursphere.org/fund.

Financial statements for the Predecessor Fund (defined below) for the fiscal year ended September 30, 2023 are included in the Annual Report to shareholders and are incorporated into this SAI by reference. Copies of the Predecessor Fund’s Annual Report and Semi-Annual Report may be obtained without charge and upon request, by contacting Ultimus Fund Solutions, LLC (“Ultimus”) at the address or telephone number listed below. You may also obtain copies of the Predecessor Fund’s most recent Annual Report and Semi-Annual Report on the Fund’s website (www.oursphere.org/fund).

Sphere 500 Climate Fund

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Telephone: 1-844-2SPHERE

TABLE OF CONTENTS
GENERAL INFORMATION	3
INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS	3
DISCLOSURE OF PORTFOLIO HOLDINGS	6
INVESTMENT LIMITATIONS	7
TRUSTEES AND OFFICERS	8
CODES OF ETHICS	14
PROXY VOTING	14
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	15
INVESTMENT ADVISORY SERVICES	15
SERVICE PROVIDERS	16
Fund Administrator, Transfer Agent, and Fund Accountant	16
Independent Registered Public Accounting Firm	16
Legal Counsel	16
Custodian	16
Compliance Services	17
DISTRIBUTION OF SHARES	17
SHAREHOLDER SERVICING PLAN	17
PORTFOLIO MANAGERS	18
BROKERAGE ALLOCATION AND OTHER PRACTICES	18
DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES	19
PURCHASE, REDEMPTION AND PRICING OF SHARES	20
DISTRIBUTIONS	22
TAXATION OF THE FUND	22
FINANCIAL STATEMENTS	25
APPENDIX A	A-1

2

GENERAL INFORMATION

The Fund is a mutual fund that is a diversified, separate series of North Square Investments Trust (the “Trust”). The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware statutory trust on August 2, 2018. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to establish series of shares, each of which constitutes a series separate and distinct from the shares of the other series.

Simultaneous with the Fund’s commencement of operations, the Fund will acquire all of the assets and liabilities of the Sphere 500 Climate Fund, a series of Manager Directed Portfolios (the “Predecessor Fund”), in a tax-free reorganization scheduled to occur on April 12, 2024 (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund will be exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. The Fund’s performance for periods prior to April 12, 2024 is that of the Predecessor Fund.

On November 14, 2022, the Predecessor Fund changed its name from the Sphere 500 Fossil Free Fund to the Sphere 500 Climate Fund.

INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS

The following information supplements the information concerning the Fund’s investment objective, policies and limitations found in the Prospectus.

Investment Objective. The Fund seeks to track the performance, before fees and expenses, of the Sphere 500 Fossil Free Index™ (the “Index”). The Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.

Diversification Status. The Fund is diversified. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest more than 5% of its total assets in any one issuer and may not hold more than 10% of the voting securities of any one such issuer. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. The Fund’s classification as a diversified fund is a fundamental policy, and cannot be changed without the prior approval of the Fund’s shareholders, as described under “Investment Limitations,” below.

Market and Regulatory Risk; General Market Risks

. U.S. and international markets have experienced significant volatility in recent years.

Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effects on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether

3

or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Climate Investing Considerations Risk. Considerations related to climate risk, such as environmental criteria (e.g., fossil fuel screens), applied to the Index’s construction may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment restrictions. For example, the Index may exclude certain securities due to climate-focused considerations when other investment considerations would suggest that investing in such securities would be advantageous. The Fund may also underperform funds that invest in the energy and utilities sectors, particularly in times of rising oil, gas and energy prices.

Passive Investment Risk. The Fund is not actively managed and Reflection Asset Management, LLC (the “Adviser”) will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund invests in securities included in the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Index Calculation Risk. There is no assurance that BITA GmbH (the “Index Administrator”) will compile the Index accurately or that the Index will be reconstituted, rebalanced, calculated or disseminated accurately. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Administrator, or the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Small Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders. As a result, the timing of any potential liquidation of the Fund may not be favorable.

Limited Operating History Risk. The Predecessor Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data published by independent third parties (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

4

Investment Strategies and Associated Risks

Equity Securities. Equity securities represent ownership interests, or the rights to acquire ownership interests, in an issuer and include common stocks, preferred stocks, convertible securities, rights and warrants, with different types of equity securities providing different voting and dividend rights and priority if the issuer becomes bankrupt. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stocks. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Large-Capitalization Companies. The Fund invests in the equity securities of large-capitalization companies. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Industry Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Borrowing. The Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund is required to reduce the Fund’s debt and restore the 300% asset coverage within three business days, and may be required to dispose of some of its portfolio holdings, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This coverage allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Portfolio Turnover. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. High portfolio turnover may result in increased brokerage costs to the Fund and also adverse tax consequences to the Fund’s shareholders.

The table below lists the portfolio turnover rate for the Predecessor Fund for the fiscal period/year ended September 30:

5

Fiscal Period/Year Ended September 30,
2022*	14%
2023	16%
*For the fiscal period October 4, 2021 (commencement of operations) through September 30, 2022.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has policies and procedures in place that govern the timing and circumstances of disclosure of portfolio holdings of the Fund. These policies and procedures are designed to ensure that disclosure of information regarding the Fund’s portfolio holdings is in the best interest of Fund shareholders, considering actual and potential material conflicts of interest that could arise between the interests of the Fund’s shareholders and the interests of the Adviser, Distributor (as defined below), or any other affiliated person of the Fund.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on regulatory filings (including Form N-PORT), as applicable. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Information about the Fund’s portfolio holdings will not be distributed to any third party except as described below:

•	The disclosure is required to respond to a regulatory request, court order or other legal proceedings;
•	The disclosure is to a mutual fund rating or evaluation services organization (such as FactSet, Morningstar and Lipper), or statistical agency or person performing similar functions, or due diligence department of a broker-dealer or wirehouse, who has, if necessary, signed a confidentiality agreement with the Fund, or is bound by applicable duties of confidentiality imposed by law;
•	The disclosure is made to the Fund’s service providers who generally need access to such information in the performance of their contractual duties and responsibilities, and who are subject to duties of confidentiality imposed by law and/or contract, such as investment advisers involved in the investment process, the Board, independent registered public accountants, counsel to the Fund or the Trustees, proxy voting service providers, financial printers involved in the reporting process, other service providers assisting with regulatory requirements (e.g., liquidity classifications and regulatory filing data), fund administration, fund accounting, transfer agency, or custody of the Fund, including, but not limited to Ultimus Fund Solutions, LLC;
•	The disclosure is made by the Adviser to broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; the Adviser may periodically distribute a holdings list (consisting of names only) to broker-dealers so that such brokers can provide the Adviser with natural order flow;
•	The disclosure is made to institutional consultants evaluating the Fund on behalf of potential investors;
•	The disclosure is (a) in connection with a quarterly, semi-annual or annual report that is available to the public or (b) relates to information that is otherwise available to the public (e.g., portfolio information that is available on the Fund’s website at least one day prior to the disclosure); or
•	The disclosure is made pursuant to prior written approval of the Trust’s Chief Compliance Officer, or other person so authorized, is for a legitimate business purpose and is in the best interests of the Fund’s shareholders.

The Fund’s policies and procedures prohibit any direct or indirect compensation or consideration of any kind being paid to, or received by, any party in connection with the disclosure of information about the Fund’s portfolio holdings.

The Trust’s Chief Compliance Officer may designate the Adviser’s chief compliance officer as the party responsible for ensuring that all confidentiality agreements involving the non-public disclosure of portfolio holdings adhere to the Fund’s policies and require that the Adviser’s chief compliance officer disclose and report all confidentiality agreements to the Chief Compliance Officer.

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The Trust’s Chief Compliance Officer must document any decisions regarding non-public disclosure of portfolio holdings and the rationale therefore, other than the ongoing arrangements described above. In connection with the oversight responsibilities by the Board, any documentation regarding decisions involving the non-public disclosure of portfolio holdings of the Fund to third parties must be provided to the Board.

Generally between the 5th and 10th business day of the month following each month (or quarter) end, the Fund may provide, at the Adviser’s discretion, its portfolio holdings to various rating and ranking organizations, including, but not limited to, FactSet, Lipper (a Thompson Reuters company), Morningstar, Inc., Standard & Poor’s Financial Services, LLC, Bloomberg L.P., Thomson Reuters Corporation, Vickers Stock Research Corporation and Capital-Bridge, Inc. In addition, generally between the 5th and 10th business day of the month following the month (or quarter) end, the Fund will post to its website a list of the Fund’s top ten holdings or full portfolio holdings at the discretion of the Adviser.

INVESTMENT LIMITATIONS

The Fund has adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of: (i) 67% or more of the shares of the Fund present at a shareholders’ meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Fund. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund or its assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement.

As a matter of fundamental policy, the Fund will not:

1.	purchase the securities of any one issuer, if as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that: (1) the Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;
2.	invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry (other than securities issued by the U.S. Government or its agencies, or securities of other investment companies), except that the Fund will concentrate to approximately the same extent that the Index concentrates in the securities of such particular industry or group of related industries;
3.	borrow money, provided that the Fund may borrow money for temporary purposes in amounts not exceeding one-third of its total assets (including the amount borrowed);
4.	make loans to other persons, except by: (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;
5.	underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;
6.	purchase or sell real estate, provided that the Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;
7.	purchase or sell physical commodities, provided that the Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or
8.	issue senior securities, except to the extent permitted by the 1940 Act.

With regard to the statement that the restriction set forth in item (2) above does not apply to securities issued by other investment companies, the SEC staff has maintained that a fund should consider the underlying investments of

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investment companies in which the fund is invested when determining concentration of the fund. The Fund will look through to the underlying holdings of investment companies in which the Fund is invested in determining the concentration of the Fund and its compliance with the restriction provided in item (2).

With respect to the restriction set forth in item (8), above, derivatives transactions, short sales and other obligations that create future payment obligations involve the issuance of “senior securities” for purposes of Section 18 of the 1940 Act. While the Fund may engage in derivatives transactions in accordance with Rule 18f-4 under the 1940 Act, as of the date of this SAI, the Fund does not intend to engage in derivatives transactions or similar obligations. In addition, borrowings are considered senior securities under the 1940 Act, except for bank and temporary borrowings.

TRUSTEES AND OFFICERS

The overall management of the business and affairs of the Trust is vested with its Board. The Board consists of four individuals, three of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, administrator, distributor, custodian and transfer agent. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The current Trustees and officers of the Trust and their years of birth are listed below with their addresses, present positions with the Trust, term of office with the Trust and length of time served, principal occupations over at least the last five years and other directorships/trusteeships held.

Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Independent Trustees
David B. Boon (1960)	Trustee	08/2018 to present	Chief Financial Officer and Managing Director, Eagle Capital Management, LLC (since 2018); Chief Financial Officer and Partner, Cedar Capital, LLC (2013 – 2018).	12	None
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Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Donald J. Herrema (1952)	Chairman of the Board and Trustee	08/2018 to present	Vice Chair and Chief Investment Officer, Independent Life Insurance Company (since 2018); Financial Services Executive, Advisor and Founder of BlackSterling Partners, LLC (private investments and advisory firm) (since 2004.	12	Chairman and Director Emeritus, TD Funds USA (2009 - 2019); Director, Abel Noser Holdings, LLC (since 2016); Member, USC Marshall Business School Board (since 2010); Director, FEG Investment Advisors (since 2017); Director, Independent Life Insurance Company (since 2018); and Director, Independent Insurance Group (since 2023).
Catherine A. Zaharis (1960)	Trustee	08/2018 to present	Professor of Practice (since 2019), Director, Professional/ Employer Development, Finance Department (2015 - 2019), Adjunct Lecturer (2010 - 2019), and Business Director, MBA Finance Career Academy (2008 – 2015), University of Iowa, Tippie College of Business; Chair (2013 – 2016), Director (1999 – 2016), and Investment Committee Member (1999 – 2013) and Chair (2003 – 2013), University of Iowa Foundation.	12	Director, The Vantagepoint Funds (2015 – 2016).
Interested Trustee[d]
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Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Ian Martin (1968)	Trustee and President	05/2023 to present	Executive Vice President, Chief Administrative Officer of Ultimus Fund Solutions, LLC (2019 – present); Executive Vice President (1992 – 2019), U.S. Bank Global Fund Services.	12	None
Officers of the Trust
Zachary P. Richmond (1980)	Treasurer	05/2023 to present	Vice President, Director of Financial Administration of Ultimus Fund Solutions, LLC (2015 – present).	N/A	N/A
Karen Jacoppo-Wood (1966)	Secretary	05/2023 to present	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (2022 – present); Managing Director and Managing Counsel of State Street Bank and Trust Company (2019 – 2022) (Vice President and Managing Counsel from 2014 – 2019).	N/A	N/A
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Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Martin R. Dean (1963)	Chief Compliance Officer	05/2023 to present	President of Northern Lights Compliance Services, LLC (January 2023 – present); Senior Vice President, Head of Fund Compliance (2020 – January 2023) of Ultimus Fund Solutions, LLC (Vice President and Director of Fund Compliance from 2016 – 2020).	N/A	N/A
a.	The business address of each Trustee and officer is North Square Investments Trust, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
b.	Trustees and officers serve until their successors are duly elected and qualified.
c.	The term “Fund Complex” applies to the twelve portfolios that currently comprise the Trust, which consists of the Fund and the North Square Spectrum Alpha Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Preferred and Income Securities Fund, North Square Tactical Growth Fund, North Square Tactical Defensive Fund, North Square Trilogy Alternative Return Fund, North Square Advisory Research Small Cap Value Fund, North Square Strategic Income Fund, North Square Altrinsic International Equity Fund, and North Square McKee Bond Fund (offered in separate Prospectuses and SAIs).
d.	Mr. Martin is considered to be an “interested person” of the Trust as that term is defined in the 1940 Act by virtue of his positions with the administrator, transfer agent and fund accountant.

Leadership Structure and Responsibilities of the Board and the Committee

The Board has general oversight responsibility with respect to the operation of the Trust. The Board has engaged the Adviser to manage the Fund and is responsible for overseeing the Adviser and other service providers to the Fund in accordance with the provisions of the 1940 Act and other applicable laws. Subject to the provisions of the Trust’s Declaration of Trust, its By-Laws and Delaware law, the Board has all powers necessary and convenient to carry out these responsibilities, including, among other things, the election and removal of the Trust’s officers.

The Board is currently composed of four members, including three Independent Trustees and one Trustee who is affiliated with the administrator, transfer agent and fund accountant (the “Interested Trustee”). The Board meets periodically throughout the year to discuss and consider matters concerning the Trust and to oversee the Trust’s activities, including its investment performance, compliance program and risks associated with its activities. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairperson may also perform such other functions as may be delegated by the Board from time to time. Except for duties specified herein or pursuant to the Trust’s charter documents, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally. The Board has established one standing Committee (described in more detail below) to assist the Board in the oversight and

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direction of the business and affairs of the Trust, and from time to time may establish additional committees or informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. The Board reviews its structure regularly as part of its annual self-assessment. The Board has determined that its current leadership structure is appropriate in light of the characteristics and circumstances of the Trust because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility to the Committee and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Audit Committee and Governance Committee

The Audit Committee is responsible for advising the full Board with respect to the oversight of accounting, auditing and financial matters affecting the Trust. In performing its oversight function, the Audit Committee has, among other things, specific power and responsibility: (1) to oversee the Fund’s accounting and financial reporting policies and practices, their internal controls and, as deemed appropriate by the Audit Committee, the internal controls of the Fund’s service providers; (2) to oversee the quality, objectivity, and integrity of the Fund’s financial statements and the independent audit thereof; (3) to approve, prior to appointment by the Board, the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, monitor the independent auditor’s qualifications, independence, and performance; and (4) to act as a liaison between the Trust’s independent registered public accounting firm and the Board. The Audit Committee meets as often as necessary or appropriate to discharge its functions and will meet at least semi-annually. The Audit Committee is comprised of all of the Independent Trustees. Mr. Boon is the Chair of the Audit Committee. The Audit Committee expects to meet three times with respect to the Fund during the fiscal year ending September 30, 2024.

The Governance Committee is responsible for assisting the Board with matters related to the periodic review and evaluation of the governance, composition and operations of the Board and its Committees, including the selection and nomination of candidates to serve as Trustees of the Trust and of chairpersons of the Committees. The Governance Committee is comprised of all of the Independent Trustees. Ms. Zaharis is the Chair of the Governance Committee. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust, including biographical information and qualifications of the proposed nominee. The Governance Committee may request additional information deemed reasonably necessary for the Committee to evaluate such nominee. The Governance Committee meets as often as necessary or appropriate to discharge its functions and will meet at least annually. The Governance Committee expects to meet three times with respect to the Fund during the fiscal year ending September 30, 2024.

Trustee Experience, Qualifications, Attributes and/or Skills

The governing documents for the Trust do not set forth any specific qualifications to serve as a Trustee. The charter of the Governance Committee also does not set forth any specific qualifications. The Board has determined that each of the Trustees is qualified to serve as a Trustee of the Trust, based on a review of the experience, qualifications, attributes and skills (“Qualifications”) of each Trustee, including those listed in the chart earlier in this section. Among the Qualifications common to all Trustees are their ability to review critically, evaluate, question and discuss information and proposals provided to them regarding the Trust, to interact effectively with each of the other Trustees, the Adviser, independent registered public accounting firm and the other service providers, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s experience working with the other Trustees and management; (3) the individual’s prior experience serving in senior executive positions and/or on the boards of other companies and organizations; and (4) the individual’s educational background, professional training, and/or other experiences. Generally, no one factor was decisive in determining that an individual should serve as a Trustee. The following is a summary of Qualifications that support the conclusion that each individual qualifies to serve as a Trustee of the Trust. Additional details regarding the background of each Trustee is included in the chart earlier in this section.

David B. Boon. Mr. Boon has been a Trustee since August 2018. Mr. Boon has experience in the financial, operations and management areas of the financial industry, including as the chief financial officer at various investment management firms. He has also served as the managing director of a retail and institutional investment management firm and full service defined contribution provider. Mr. Boon has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.

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Donald J. Herrema. Mr. Herrema has been a Trustee and Chairman of the Board since August 2018. Mr. Herrema has over 25 years of executive-level experience in the asset management and private wealth segments of the financial services industry, including as chief executive officer of a large private wealth management company. Mr. Herrema has served as a director and chairman of the board of directors of another mutual fund complex. He has also served on the boards of directors of a variety of public and private companies and non-profit organizations.

Catherine A. Zaharis. Ms. Zaharis has been a Trustee since August 2018. Ms. Zaharis has experience in the financial services industry having served in senior positions at various asset management firms, including an SEC-registered investment adviser. Ms. Zaharis has served on the board of directors of another mutual fund complex. She has also served as a director, chairperson and committee member (as well as committee chair) of the board of directors at an educational organization’s endowment foundation, and she has served on the boards of directors of certain philanthropic and civic leadership organizations.

Ian Martin. Mr. Martin has been a Trustee since May 2023. Mr. Martin has over 25 years of executive-level experience in the mutual fund administration industry, including his current position as Executive Vice President, Chief Administrative Officer for Ultimus Fund Solutions, LLC.  Prior to his current role, Mr. Martin served as Executive Vice President for a large bank fund administrator and served as chairman of the board of its sponsored multi-series trust.

Risk Oversight

The Board oversees risk as part of its general oversight of the Fund. The Board has emphasized to the Adviser and other service providers the importance of maintaining vigorous risk management programs and procedures. The Fund is subject to a number of risks, including investment, liquidity, compliance, financial, operational, and valuation risks, among others. Under the overall supervision of the Board, the Adviser and other service providers perform risk management as part of the day-to-day operations of the Fund. Each of the Adviser and other service providers have their own independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls. The Board has appointed a Chief Compliance Officer for the Trust who oversees the implementation and testing of the Fund’s compliance program and regularly reports to the Board regarding compliance matters for the Fund and its principal service providers. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. Various personnel, including the Trust’s Chief Compliance Officer and senior personnel of the Adviser and other service providers (such as the Fund’s independent registered public accounting firm) make periodic reports to the Board and its Committees with respect to a variety of matters, including matters relating to risk management.

Security and Other Interests. As of the calendar year ended December 31, 2023, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the Adviser or the Distributor (as defined below), or any of their affiliates. During the two most recently completed calendar years, none of the Independent Trustees or their immediate family members had a direct or indirect interest, the value of which exceeds $120,000, in the Adviser or the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members had any material interest, direct or indirect, in any transaction (or series of transactions), in which the amount involved exceeds $120,000 and to which the Adviser or the Distributor, or any affiliate thereof, was a party. During the two most recently completed calendar years, none of the Independent Trustees or their immediate family members had any direct or indirect relationship, in which the amount involved exceeds $120,000, with the Adviser or the Distributor, or any of their affiliates.

Trustee Ownership of Fund Shares and Other Interests. The following table shows the aggregate dollar range of equity securities in all registered investment companies overseen by the Trustees in the family of investment companies owned by the Trustees as of December 31, 2023, using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, and Over $100,000.

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Name of Fund(1)	David B. Boon Independent Trustee	Donald J. Herrema Independent Trustee	Catherine A. Zaharis Independent Trustee	Ian Martin Interested Trustee
Sphere 500 Climate Fund	None	None	None	None
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	None	None	Over $100,000	None

(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Compensation. Set forth below is the compensation received by the Independent Trustees from the Trust for the fiscal year ended October 31, 2023. Effective May 8, 2023, each Independent Trustee receives from the Trust an annual retainer of $50,000, plus an annual fee per Fund of $1,666.67, plus reimbursement of related expenses. The Chairman of the Board receives an additional annual retainer of $6,250, and each of the Chairs of the Audit Committee and the Governance Committee receives an additional annual retainer of $2,500, respectively. In addition, effective November 3, 2023, each Independent Trustee receives from the Trust a fee of $2,000 for a meeting of the Board other than a regularly scheduled meeting. Prior to May 8, 2023, each Independent Trustee received from the Trust an annual retainer of $55,000, plus $5,000 for each regularly scheduled Board meeting attended, $5,000 for each special in-person meeting attended and $2,500 for each special telephonic meeting attended, plus reimbursement of related expenses. The Chairman of the Board received an additional annual retainer of $10,000, and each of the Chairs of the Audit Committee and the Governance Committee received an additional annual retainer of $5,000, respectively. The Independent Trustees may waive part of the annual retainer fees from time to time. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. The Trust does not pay any compensation to the Interested Trustee or the Trust’s officers.

Name of Person/Position	Pension or Retirement Benefits Accrued as Part of the Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees[1,2]
David B. Boon	$0	$0	$80,750
Donald J. Herrema	$0	$0	$86,375
Catherine A. Zaharis	$0	$0	$78,875
1	The term “Fund Complex” applies to the twelve portfolios that currently comprise the Trust, which consists of the Fund and the North Square Spectrum Alpha Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Preferred and Income Securities Fund, North Square Tactical Growth Fund, North Square Tactical Defensive Fund, North Square Trilogy Alternative Return Fund, North Square Advisory Research Small Cap Value Fund, North Square Strategic Income Fund, North Square Altrinsic International Equity Fund, and North Square McKee Bond Fund (offered in separate Prospectuses and SAIs).
[2]	Because the Predecessor Fund is anticipated to be reorganized into the Fund on April 12, 2024, none of the Independent Trustees received compensation from the Fund during the fiscal year ended October 31, 2023.

CODES OF ETHICS

The Trust, the Adviser and the Distributor have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

PROXY VOTING

The Board has adopted proxy voting procedures, and has delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to the Adviser, subject to the Board’s continuing

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oversight in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by Adviser. Pursuant to the Voting Polices and Voting Guidelines, the Adviser will vote all proxies as it judges in the best interests of the Fund and its shareholders and consistent with environmental, social and governance principles. The Adviser utilizes “As You Vote,” As You Sow’s proxy voting platform, to facilitate voting on behalf of the Fund. As You Sow is a non-profit shareholder advocacy organization that uses the power of the proxy to create positive, lasting changes in corporate behavior. The Adviser’s Voting Policies and As You Sow’s Voting Guidelines are attached to this SAI as Appendix A. The Voting Guidelines are utilized by the Fund to vote proxies in a climate-friendly way.

In the event that the Adviser determines that there is a material conflict of interest with respect to the proxy vote, it will be addressed in one of the following ways: (i) the proxy will be voted according to the Voting Policies if the application of the policy to the matter presented involves little discretion on the Adviser’s part; (ii) the proxy will be voted following consultation with a proxy voting service, legal counsel or other third party, as appropriate; (iii) the proxy will be referred to the client or to a fiduciary of the client for voting purposes; or (iv) the conflict will be disclosed to the client or, with respect to an investment company client, the Independent Trustees and the Adviser will obtain the client’s or Trustees’ direction to vote the proxies.

The Fund’s proxy voting record for the twelve-month period ended June 30 of each year, is available by August 31 of the same year (i) without charge, upon request, by calling (800) 497-2960 and (ii) on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund. For control persons only, if a control person is a company, the table also indicates the control person’s parent, if any, and the jurisdiction under the laws of which the control person is organized. As of February 29, 2024, the following shareholders were considered to be either a principal shareholder or control person of the Predecessor Fund:

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Vanguard Brokerage Services BIN 11111111 100 Vanguard Boulevard Malvern, PA 19355-2331	The Vanguard Group, Inc.	PA	64.21%	Record
Matrix Trust Company as Agent for Techchange, Inc. 401(K) Plan Vestwell Trust Company 1410 Broadway, 23rd Floor New York, NY 10018-5023	N/A	N/A	6.96%	Record

INVESTMENT ADVISORY SERVICES

Reflection Asset Management, LLC located at 1000 Palm Boulevard, Isle of Palms, South Carolina 29451, serves as the investment adviser to the Fund. Jason Britton, Founder and Chief Executive Officer is the controlling owner of the Adviser. As of September 30, 2023, the Adviser had approximately $90 million in assets under management. Mr. Britton has served as portfolio manager since the Predecessor Fund’s inception on October 4, 2021.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Advisory Agreement”), the Adviser manages the Fund. The Advisory Agreement had an initial term of two years and continues in effect from year to year if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement may be terminated on 60 days’ written notice without penalty: (i) by vote of the Board; (ii) by the vote of a majority of the outstanding voting securities of the Fund; or (iii) by the Adviser. The Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.

Under the terms of the Advisory Agreement, with respect to the Fund, the Adviser agrees to: (a) direct the investments of the Fund, subject to and in accordance with the Fund’s investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Fund securities and other investments consistent with the Fund’s objective and policies; (c) furnish office space and office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Adviser performing services relating to research, statistical and investment activities on behalf of the Fund; (e) make available and provide such information

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as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Board and officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, the Adviser agrees to maintain all books and records with respect to the Fund’s securities transactions required by the 1940 Act and rules thereunder (other than those records being maintained by the Trust’s administrator, custodian or transfer agent) and preserve such records for the periods prescribed therefor. The Trust and/or the Adviser may at any time or times, upon approval by the Board and the shareholders of the Fund, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the Adviser delegates any or all of its duties as listed.

The Advisory Agreement provides that the Adviser shall not be liable for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Fund, except to the extent of a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on its part in the performance of its obligations and duties under the agreement.

Pursuant to the Advisory Agreement, the Adviser is entitled to receive an annual investment advisory fee, paid monthly, equal to 0.07% of the average daily net assets of the Fund. Management fees paid by the Predecessor Fund to the Adviser for the fiscal period October 4, 2021 through September 30, 2022 and the fiscal year ended September 30, 2023 were $613 and $2,854, respectively. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the unified management fee payable to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses and shareholder service fees and expenses pursuant to the Shareholder Servicing Plan.

SERVICE PROVIDERS

Fund Administrator, Transfer Agent, and Fund Accountant

The Fund retains Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246 (the “Administrator” or the “Transfer Agent”), to serve as transfer agent, dividend paying agent and shareholder service agent, and to provide the Fund with administrative services, including regulatory reporting and necessary office equipment, personnel and facilities. The Fund also retain Ultimus to provide the Fund with fund accounting services, including calculating the Fund’s daily net asset value, necessary office equipment, personnel and facilities. The Fund pay Ultimus for its transfer agency fund administrative services, and fund accounting services. Officers of the Trust are also officers and/or employees of Ultimus (the Administrator, the Transfer Agent and accounting services agent for the Trust).

For the period October 4, 2021 through September 30, 2022 and the fiscal year ended September 30, 2023, the Adviser paid $152,131 and $383,170, respectively, in administrative and accounting fees to the Predecessor Fund’s administrator and fund accountant.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm to the Fund providing services which include: (1) auditing the annual financial statements for the Fund; and (2) the review of the annual federal income tax returns filed on behalf of the Fund.

Counsel to the Trust

Seward & Kissel, LLP, 901 K Street N.W., Washington, District of Columbia 20001, serves as legal counsel to the Trust.

Counsel to the Independent Trustees

Blank Rome LLP, 1271 Avenue of the Americas, New York, New York, 10020 serves as counsel to the Independent Trustees.

Custodian

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U.S. Bank National Association (the “Custodian”), located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212, serves as the custodian of the Fund’s assets pursuant to a custody agreement between the Custodian and the Trust, on behalf of the Fund. The Custodian charges fees on a transactional basis plus out-of-pocket expenses. The Custodian maintains custody of securities and other assets of the Fund, delivers and receives payments for securities sold, receives and pays for securities purchased, and collects income from investments. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides compliance services to the Fund pursuant to a consulting agreement between NLCS and the Trust, on behalf of the Fund. Under this consulting agreement, NLCS also provides an individual to serve as Chief Compliance Officer to the Trust, subject to the approval and oversight of the Board. The Board has approved Mr. Dean as Chief Compliance Officer of the Trust.

DISTRIBUTION OF SHARES

Ultimus Fund Distributors, LLC (the “Distributor”) is the distributor (also known as principal underwriter) of the shares of the Fund and is located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Under a Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Fund and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of the Fund through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the intermediary. The Distributor does not receive compensation from the Fund for its distribution services. The Adviser pays the Distributor a fee for certain distribution-related services.

Shareholder Servicing Plan

The Fund has adopted a Shareholder Servicing Plan to pay for shareholder support services from the Fund’s assets in an amount not to exceed 0.10% of average daily net assets of the Fund. Under the plan, the Fund may pay shareholder servicing fees to shareholder servicing agents who have written shareholder servicing agreements with the Fund and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of the Fund’s shareholders. Such services include: (1) establishing and maintaining accounts and records relating to shareholders who invest in the Fund; (2) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; (3) providing shareholders with a service that invests the assets of their accounts in shares of the Fund pursuant to specific or pre-authorized instructions; (4) processing dividend and distribution payments from the Fund on behalf of shareholders; (5) providing information periodically to shareholders as to their ownership of shares or about other aspects of the operations of the Fund; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares of the Fund beneficially owned by shareholders or

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the information necessary for sub-accounting; (8) forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested. No payments pursuant to the Shareholder Servicing Plan are expected to be made during the twelve (12) month period from the date of this SAI. Shareholder servicing fees to be paid by the Fund under the Shareholder Servicing Plan may only be imposed after approval by the Board.

For the fiscal year ended September 30, 2023, the Predecessor Fund’s shareholder servicing plan was inactive and therefore the Predecessor Fund did not pay any shareholder servicing plan fees.

PORTFOLIO MANAGER

Other Accounts Managed. In addition to the Fund, the portfolio manager may also be responsible for the day-to-day management of certain other accounts, as indicated by the following table. The information below is provided as of September 30, 2023. None of the accounts below was subject to a performance fee as of such date.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jason T. Britton	1	$24	0	$0	11	$60

Material Conflicts of Interest. A potential conflict of interest may arise as a result of the portfolio manager’s management of the Fund and other accounts, which, in theory, may allow him to allocate investment opportunities in a way that favors other accounts over the Fund. This conflict of interest may be exacerbated to the extent that the portfolio manager receives, or expects to receive, greater compensation from his management of the other accounts than from the Fund. Notwithstanding this theoretical conflict of interest, it is the Adviser’s policy to manage each account based on its investment objectives and related restrictions, and the Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio manager may buy for other accounts securities that differ in identity or quantity from securities bought for the Fund, such securities might not be suitable for the Fund given its investment objective and related restrictions.

Compensation. The following is a description of portfolio manager compensation as of the date of this SAI. As the sole owner of the Adviser, the Fund’s portfolio manager is compensated based on the profitability of the Adviser with respect to all of the Adviser’s investment advisory business. Portfolio manager compensation is not tied to Fund performance.

Ownership of Securities. As of September 30, 2023, the portfolio manager did not own any shares of the Predecessor Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Equity securities are generally bought and sold in brokerage transactions place on U.S. stock exchanges or in over-the-counter markets in exchange for negotiated commissions. Accordingly, the cost of transactions may vary among different brokers.

The Adviser places all portfolio transactions on behalf of the Fund, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. The Adviser has a fiduciary duty to the Fund to obtain best execution, on an overall basis, for any securities transactions. In selecting brokers and dealers, the Adviser seeks to obtain the overall best execution, taking into account a number of factors, including for example: price, clearance, settlement, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, special execution capabilities, willingness to execute related or unrelated difficult transactions in the future, order of call, online access to computerized data regarding clients’ accounts, the availability of stocks to borrow for short trades, the competitiveness of commission rates in comparison to other brokers satisfying the Adviser’s other selection criteria and other matters involved in the receipt of brokerage services.

The Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. For

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the fiscal year ended September 30, 2023, the Predecessor Fund did not hold any securities of its regular broker-dealers.

Brokerage Commissions. For the fiscal year ended September 30, 2023, the Predecessor Fund paid $1,307 in aggregate brokerage commissions, none of which were paid to affiliated brokers.

Allocation of Portfolio Transactions. Some of the Adviser’s other clients have investment objectives and programs similar to that of the Fund. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Fund. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the Adviser not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between the Fund and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Fund and the other clients as to amount according to a formula determined prior to the execution of such transactions.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

North Square Investments Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on August 2, 2018. The Trust has a number of outstanding series of shares of beneficial interest, each of which represents interests in a separate portfolio of securities. The Trust’s Declaration of Trust permits the Trustees to create additional series of shares, to issue an unlimited number of full and fractional shares of beneficial interest of each series, including the Fund, and to divide or combine the shares of any series into a greater or lesser number of shares without thereby materially changing the proportionate beneficial interest in the series. The Trust may offer more than one class of shares of any series.

The Trust has reserved the right to create and issue additional series or classes. Subject to the distinctions permitted among classes of the Trust or any series as established by the Board consistent with the requirements of the 1940 Act, each share of the Trust or any series shall represent an equal beneficial interest in the net assets of the Trust or such series, and each shareholder of the Trust or any series shall be entitled to receive such shareholder’s pro rata share of distributions of income and capital gains, if any, made with respect to the Trust or such series. Upon redemption of the shares of any series, the applicable shareholder shall be paid solely out of the funds and property of such series of the Trust. Except as otherwise provided by the Board, shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust.

The Board may require shareholders to redeem shares for any reason under terms set by the Board. When issued, shares are fully paid and non-assessable. The Board may, however, cause shareholders, or shareholders of a particular series or class, to pay certain transfer agency, servicing or similar agent charges by setting off such charges due from such shareholder from declared but unpaid dividends owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such charges due from such shareholder.

Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote (and a proportionate fractional vote for each fraction of a share). The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Board of the Trust it is necessary or desirable to submit matters for a shareholder vote or as otherwise required by the 1940 Act or other applicable federal law. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or its Declaration of Trust or By-Laws. On any matters submitted to a vote of the shareholders, all shares of the Trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, shares shall be voted by individual series or class; (ii) when the matter involves any action that the Board has determined will affect only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon; and (iii) when the matter involves any action that the Board has determined will affect only the interests of one or more classes, then only the shareholders of such class or classes shall be entitled to vote thereon. Accordingly, shareholders of each series generally vote separately, for example, to approve investment advisory contracts or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and

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accountants for the Trust. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (i) each class shall have a different designation; (ii) each class of shares shall bear any class expenses; and (iii) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Upon liquidation or dissolution of the Fund, shareholders of the Fund would generally be entitled to share pro rata in the net assets of the Fund’s available for distribution to shareholders.

The shareholders of the Fund have the power to vote only: (i) for the election or removal of Trustees as and to the extent provided in the Trust’s Declaration of Trust; (ii) with respect to such additional matters relating to the Trust as may be required by federal law including the 1940 Act, or any registration of the Trust with the SEC (or any successor agency) or any state; and (iii) as the Board may otherwise consider necessary or desirable in its sole discretion.

The Trust is an entity of the type commonly known as a “Delaware statutory trust.” Under Delaware law and the Trust’s Declaration of Trust, shareholders are entitled to the same limitation of personal liability extended to shareholders of corporations organized under Delaware law. Therefore, shareholders generally will not be subject to personal liability for Fund obligations. The risk that a shareholder will incur personal liability for Fund obligations is limited to the circumstances in which a state court may not apply Delaware law or the terms of the Trust’s Declaration of Trust.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Detailed information on the purchase and redemption of shares is included in the Fund’s Prospectus. Shares of the Fund are sold at the next offering price calculated after receipt of an order for purchase. In order to purchase shares of the Fund, you must invest the initial minimum investment for the relevant class of shares. However, the Adviser reserves the right, in its sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k) plans or other tax-deferred retirement plans. You may purchase shares on any day that the NYSE is open for business by placing orders with the Fund.

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in or has a history of excessive trading (usually defined as more than four round-trip transactions out of a Fund within a calendar year). Furthermore, the Fund may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than seven calendar days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists affecting the sale of the Fund’s securities or making such sale or the fair determination of the value of the Fund’s net assets not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of the Fund’s shareholders. In addition, if shares are purchased using a check or electronic funds transfer through the ACH network and a redemption is requested before the purchase amount has cleared, the Fund may postpone payment of the redemption proceeds up to 15 calendar days while the Fund waits for the purchase amount to clear.

Redemptions In Kind

The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by an in-kind distribution of portfolio securities (instead of cash). The securities so distributed would be valued at the same amounts as those assigned to them in calculating the NAV for the Fund shares being redeemed. If a shareholder receives an in-kind distribution, the shareholder could incur brokerage or other charges in converting the securities to cash.

The Fund does not intend to hold any significant percentage of its portfolio in investments that are classified as illiquid, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of investments that are classified as illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held investments that are classified as illiquid, such distribution may contain a pro rata portion of such illiquid investments or the Fund may determine, based on a materiality assessment, not to include

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illiquid investments in the in-kind redemption. The Fund does not anticipate that it would selectively distribute a greater than pro rata portion of any illiquid investments to satisfy a redemption request. If such investments are included in the distribution, shareholders may not be able to liquidate such investments and may be required to hold such investments indefinitely. Shareholders’ ability to liquidate such investments distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such investments distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these investments by the recipient.

Pricing of Shares

The net asset value per share (the “NAV”) of the Fund’s shares will fluctuate and are determined as of 4:00 p.m. Eastern Time, the normal close of regular trading on the New York Stock Exchange (the “NYSE”) on each day the NYSE is open for trading. The NAV may be calculated earlier if trading on the NYSE is restricted or if permitted by the SEC. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The NAV of each class of the Fund is computed by dividing (a) the difference between the value of the Fund’s securities, cash and other assets and the amount of the Fund’s expenses and liabilities attributable to the class by (b) the number of shares outstanding in that class (assets – liabilities / # of shares = NAV). Each NAV takes into account all of the expenses and fees of that class of the Fund, including management fees and administration fees, which are accrued daily. Due to the fact that different expenses are charged to a Fund’s share classes, the NAV of the Fund’s classes will vary.

Net Assets of a Fund’s Class	=	NAV of a Fund’s Class
Shares Outstanding of a Fund’s Class

Generally, the Fund’s investments are valued at market value. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has appointed the Adviser as its designee (the “Valuation Designee”) for all fair value determinations and responsibilities, with respect to the Fund. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Valuation Designee, in accordance with procedures approved by the Board. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Valuation Designee’s fair value determinations

The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and ask prices.

Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”), National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has not been any sale on such day, at the mean between the bid and ask prices. OTC securities which are not traded in the NASDAQ National Market System are valued at the most recent trade price.

Stocks that are “thinly traded” or events occurring when a foreign market is closed but the NYSE is open (for example, the value of a security held by the Fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded) may create a situation where a market quote would not be readily

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available. When a market quote is not readily available, the security’s value is based on “fair value” as determined in good faith by the Valuation Designee, in accordance with procedures adopted by the Board. The Fund may hold portfolio securities, such as those traded on foreign securities exchanges that trade on weekends or other days when the Fund’s shares are not priced. Therefore, the value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

DISTRIBUTIONS

Distributions, if any, from the Fund’s investment company taxable income and net capital gain (the excess of net long-term capital gain over the net short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers, are declared and paid to its shareholders at least annually, as described in the Prospectus.

TAXATION OF THE FUND

The following is a summary of certain material U.S. federal (and, where noted, state and local) income tax considerations affecting the Fund and its shareholders. The discussion is very general. Current and prospective shareholders are therefore urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in the Fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The Fund is treated as a separate entity from other series of the Trust for federal income tax purposes. The Fund has elected to be and intends to continue to qualify each year for treatment as a “regulated investment company” under Subchapter M of the Code by complying with all applicable requirements of the Code, including, among other things, requirements as to the sources of the Fund’s income, diversification of the Fund’s assets and timing of Fund distributions. To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer, in the securities (other than the securities of other regulated investment companies) of any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more “qualified publicly traded partnerships;” and (c) distribute an amount equal to the sum of at least 90% of its investment company taxable income (computed without regard to the dividends-paid deduction) and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders provided that it satisfies a minimum distribution requirement. In order to also avoid liability for a non-deductible federal excise tax, the Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least the sum of (i) 98% of its ordinary income for such year, (ii) 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period generally ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. The Fund will be subject to income

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tax at regular corporate tax rates on any taxable income or gains that it does not distribute to its shareholders. The Fund’s policy is to distribute to its shareholders all investment company taxable income (determined without regard to the deduction for dividends paid) and any net capital gain (the excess of net long-term capital gain over net short-term capital loss) for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.

If, for any taxable year, the Fund were to fail to qualify as a regulated investment company or were to fail to meet certain minimum distribution requirements under the Code, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, including any distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if the Fund were to fail to qualify as a regulated investment company in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Under certain circumstances, the Fund may be able to cure a failure to qualify as a regulated investment company, but in order to do so the Fund might incur significant Fund-level taxes and might be forced to dispose of certain assets. If the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a regulated investment company in a subsequent year.

Shareholders generally will be subject to federal income taxes on distributions made by the Fund whether paid in cash or additional shares. Distributions of net investment income (including interest, dividend income and net short-term capital gain in excess of any net long-term capital loss, less certain expenses), other than qualified dividend income, will be taxable to shareholders as ordinary income. Distributions of qualified dividend income generally will be taxed to non-corporate shareholders at the federal income tax rates applicable to net capital gain, provided the Fund reports the amount distributed as qualified dividend income.

In general, dividends may be reported by the Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund. Qualified dividend income generally means dividend income received from the Fund’s investments in common and preferred stock of U.S. companies, provided that certain holding period and other requirements are met by both the Fund and its shareholders. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

Dividends paid by the Fund may qualify in part for the dividends-received deduction available to corporate shareholders, provided the Fund reports the amount distributed as a qualifying dividend and certain holding period and other requirements under the Code are satisfied. The reported amount, however, cannot exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. Eligibility for qualified dividend income treatment and the dividends-received deduction may be reduced or eliminated if, among other things, (i) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property or (ii) certain holding period requirements are not satisfied at both the Fund and shareholder levels. In addition, qualified dividend income treatment is not available if a shareholder elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest.

Distributions of net capital gain, if any, that the Fund reports as capital gain dividends will be taxable to non-corporate shareholders as long-term capital gain without regard to how long a shareholder has held shares of the Fund. The Fund may retain certain amounts of capital gains and designate them as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amounts so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on those undistributed amounts against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase

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their federal income tax basis in their shares by an amount equal to the excess of the amounts of undistributed net capital gain included in their respective income over their respective income tax credits.

Distributions in excess of earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder’s basis in his or her Fund shares. A distribution treated as a return of capital will reduce the shareholder’s basis in his or her shares, which will result in an increase in the amount of gain (or a decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on a later sale of such shares. After the shareholder’s basis is reduced to zero, any distributions in excess of earnings and profits will be treated as a capital gain, assuming the shareholder holds his or her shares as capital assets.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, interest, dividends and certain capital gains (among other categories of income) are generally taken into account in computing a shareholder’s net investment income.

Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable for federal income tax purposes as if received on December 31 of the calendar year in which declared. Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the federal alternative minimum tax. In addition, certain distributions made after the close of a taxable year of the Fund may be “spilled back” and treated for certain purposes as paid by the Fund during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made. For purposes of calculating the amount of a regulated investment company’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the regulated investment company when they are actually paid.

A redemption of Fund shares may result in recognition of a taxable gain or loss. The gain or loss will generally be treated as a long-term capital gain or loss if the shares are held for more than one year, and as a short-term capital gain or loss if the shares are held for one year or less. Any loss realized upon a redemption or exchange of shares held for six months or less will be treated as a long term capital loss to the extent of any amounts treated as distributions of long term capital gains during such six month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund or other substantially identical stock or securities are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the Internal Revenue Service (the “IRS”) a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is so reportable does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

The Fund is required to withhold (as “backup withholding”) a portion of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of Fund shares, paid to shareholders who have not complied with certain IRS regulations. The backup withholding rate is set under Section 3406 of the Code for U.S. residents. In order to avoid this withholding requirement, shareholders, other than certain exempt entities, must certify on IRS Forms W-9 or on certain other documents, that the Social Security Numbers or other Taxpayer Identification Numbers they provide are their correct numbers and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Fund may nevertheless be required to backup withhold if it receives notice from the IRS or a broker that a number provided is incorrect or that backup withholding is applicable as a result of previous underreporting of interest or dividend income.

Ordinary dividends and certain other payments made by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate (or a lower rate as may be determined in accordance with any applicable treaty). In order

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to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or similar form certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or a lower treaty rate).

The 30% withholding tax described in the preceding paragraph generally will not apply to distributions of net capital gain, to redemption proceeds, or to dividends that the Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is the Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any. In order to qualify for an exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or other applicable form). Backup withholding will not be applied to payments that are subject to this 30% withholding tax.

Unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to the Fund’s distributions. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the United States and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Capital Loss Carryforwards. At September 30, 2023, the Predecessor Fund had short-term tax basis capital losses of $30,620.

This discussion and the related discussion in the Prospectus have been prepared by management of the Fund, and counsel to the Trust has expressed no opinion in respect thereof.

Shareholders and prospective shareholders of the Fund should consult their own tax advisers concerning the effect of owning shares of the Fund in light of their particular tax situations.

Equalization Accounting

The Fund may use “equalization accounting” to determine the portion of its income and gains that has been distributed with respect to each taxable year. Under equalization accounting, the Fund would allocate a portion of its undistributed investment company taxable income and net capital gain to redemption proceeds. This method would allow the Fund to reduce the amount of such income and gains that it distributes to non-redeeming shareholders but would not reduce the total return on a shareholder’s investment. If the IRS determines that the Fund’s equalization method is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. Equalization accounting is not available for a fund that is a personal holding company for federal income tax purposes.

FINANCIAL STATEMENTS

The financial statements of the Predecessor Fund and the Predecessor Fund’s independent registered public accounting firm’s report appearing in the Fund’s Annual Report for the fiscal year ended September 30, 2023 are hereby incorporated by reference herein.

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APPENDIX A

REFLECTION ASSET MANAGEMENT, LLC

PROXY VOTING POLICIES AND PROCEDURES

Rule 204-2 under the Advisers Act requires that investment advisers adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how the Adviser has actually voted their proxies. The Adviser has adopted these Proxy Voting Policies and Procedures to ensure that it satisfies its fiduciary obligations and requirements under applicable law.

Under Rule 206(4)-6 of the Act an investment adviser is prohibited from exercising voting authority with respect to client securities unless: the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, which procedures must include how the adviser addresses material conflicts of interest that may arise between the interest of the adviser and its clients; the adviser describes its proxy voting procedures to its clients and provides copies on request, and the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

The Adviser generally does not take any action or render any advice with respect to voting proxies solicited by, or with respect to, the issuers of any client securities, except to the extent otherwise required by law. It is the Adviser’s policy not to vote proxies for standard SMA’s. However, this policy does not apply to certain institutional or other accounts as specifically agreed in writing. The Adviser has responsibility to vote proxies for securities held in an investment company for which the Adviser is the named investment adviser.

RESPONSIBILITY

The CEO is responsible for ensuring that proxies are voted in a manner consistent with the best interests of clients and may designate a Proxy Voting Coordinator to fulfill these responsibilities. With respect to SPFFX, the CEO is responsible for ensuring that proxies are voted using the client-specific guidelines below.

GENERAL POLICY

Except in cases when client-specific guidelines are followed, generally, the Adviser will support company management teams which, in its opinion, have the intent and ability to maximize shareholder wealth over the long term, consistent with the Adviser’s belief that long-term shareholder value need not be sacrificed in favor of short-term gains. Accordingly, it is the general policy of the Adviser to vote in accordance with management recommendations on proposals, with the following exceptions:

i	When proposals diminish rights of shareholders or diminish management or board accountability to shareholders to an extent that the Adviser determines is inconsistent with the long-term interests of shareholders; and
ii	There may be times when refraining from voting a proxy is in the client’s best interest, such as when the adviser determines that the cost of voting the proxy exceeds the expected benefit to the client. On occasion, votes may be withheld for certain Directors to show the Adviser’s disfavor with a company’s Chief Executive Officer or other directors.

CONFLICTS OF INTEREST

For purposes of this policy, a “material conflict of interest” is defined as a non-routine relationship between the issuer of a security and the Adviser or an affiliate of which the Adviser has actual knowledge that may affect the Adviser’s judgment in voting securities in the best interest of client accounts. Material conflicts of interest may arise when the Adviser or an affiliate serves as investment adviser or fiduciary for the issuer or when an affiliate has a significant relationship with the issuer. Immaterial conflicts of interest may arise when the Adviser or an affiliate has a relationship with an issuer (e.g., a routine relationship such as a checking account) that does not affect the Adviser’s judgment. When the Adviser votes proxies based on the General Policy described above, it demonstrates that the vote was not the product of a material conflict of interest because the policy requires minimal discretion on the part of the Adviser. However, in the event that the Adviser determines that there is a material conflict of interest with respect to the proxy vote, it will be addressed in one of the following ways:

a	The proxy will be voted according to the General Policy described above if the application of the policy to
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the matter presented involves little discretion on the Adviser’s part;
b	The proxy will be voted following consultation with a proxy voting service, legal counsel or other third party, as appropriate;
c	The proxy will be referred to the client or to a fiduciary of the client for voting purposes; or
d	The conflict will be disclosed to the client or, with respect to an investment company client, the Independent Trustees and obtain the client’s or Trustees’ direction to vote the proxies.

DEVIATIONS FROM GENERAL POLICY

The Adviser will, at all times, make a best effort to vote all proxies in the best interest of its clients. However, there may be some instances in which the Adviser will choose not to vote or may not be able to vote a proxy. Issues that may affect the Adviser’s ability to vote include extraordinary requirements such as share blocking or the requirement to vote the security in person. All votes in which the Adviser has chosen to override the General Policy will be reviewed on a quarterly basis by the CCO or designee. The CEO, or Proxy Voting Coordinator if designated, is responsible for maintaining the documentation regarding any vote overrides and third-party recommendations.

PROCEDURES

The Adviser may engage an independent proxy voting service which would be responsible for receipt of proxy ballots, vote execution, vote record maintenance, and vote reporting. The votes will be cast according to the General Policy noted above; with respect to SPFFX, the votes will be cast according to the As You Sow guidelines as described below. When new accounts are added, the Adviser will work with the voting service and the custodian to get the accounts set up in the voting services’ system to allow for automated voting.

Upon request, the Adviser will provide copies of its Proxy Voting Policies and Procedures to clients, as well as information regarding how the client’s proxies were voted.

Annually, the Adviser will review any proxy voting service and document said review. The CCO or designee will periodically review the Proxy Voting Policies and Procedures.

BOOKS AND RECORDS

Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, the Adviser will retain the following items in its books and records:

1.         proxy voting policies and procedures;

2.         proxy statements received regarding client securities;

3.         records of votes cast on behalf of clients;

4.         records of client requests for proxy voting information; and

5.         any documents prepared by the Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision.

The Adviser may rely on proxy statements filed on the EDGAR system instead of keeping its own copies. The Adviser may also rely on proxy statements and records of proxy votes cast by the Adviser that are maintained with a proxy voting service, if the Adviser has obtained an understanding from the proxy voting service to provide a copy of the documents promptly upon request.

With regards to SPFFX, As You Sow provides specific proxy voting services as described below:

As You Sow is a nonprofit organization dedicated to increasing environmental and social corporate responsibility. Founded in 1992, As You Sow envisions a safe, just, and sustainable world for all in which environmental health and human rights are central to corporate decision making. Its Energy, Environmental Health, Waste, and Social programs create positive, industry-wide change through corporate dialogue, shareholder advocacy, coalition building, and innovative legal strategies. www.asyousow.org

We actively engage in ongoing shareholder public debates over proxy-related issues such as corporate governance best practices, appropriate executive compensation, shareholder rights, and the materiality of social and environmental risk. We work closely with the broad community of shareholder advocates through our membership in investor networks including the Interfaith Center on Corporate Responsibility, Ceres Investor Network, U.S. Forum for Sustainable and Responsible Investment, Confluence Philanthropy, and the Shareholder Rights Network, as well as through collaboration with the Intentional Endowments Network, Principles for Responsible Investment, and the Council of Institutional Investors. As You Sow and Proxy Impact staff and management annually review the guidelines

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to assess if modifications are needed. The As You Vote advisory committee conducts a final review of the guidelines, debate the issues, and add insight to the process.

The current As You Sow guidelines are found here and described below: https://static1.squarespace.com/static/59a706d4f5e2319b70240ef9/t/6254846397c6b3735c007923/1649706084158/AsYouVote_2022ProxyVotingGuidelines_20220411_fin.pdf

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As You Sow, in partnership with Proxy Impact has introduced a proxy voting service for institutional shareholders called AS YOU VOTE enabled through a rules-based engine on the Broadridge Proxy Edge Platform. The guidelines in this document describe the core of the rules-based proxy voting service that is executed through an As You Vote subscription.

At this time AS YOU VOTE is only available for institutional shareholders. We hope to expand to serve retail investors next year. To subscribe, please fill out the form at www.asyouvote.org and a Broadridge staff person will be in touch to assist you. Once you are a Broadridge customer, institutional investors can then subscribe to AS YOU VOTE to vote all of your shares at every company automatically. The system also allows total customization and reporting.

These guidelines are also intended to inform all investors on how to vote in an ESG-aligned way. They can be adapted and customized for use by foundations, endowments, asset managers, and retail investors. Please use them as a baseline for discussion with your investment committees, trustees, and financial advisors.

Remember, the board of every company reports to its shareholders. It is your right and responsibility to express your values through this mechanism – voting your proxies shapes your world.

Andrew Behar CEO As You Sow	Michael Passoff CEO Proxy Impact

METHODOLOGY

In 2012, As You Sow and Proxy Impact conducted an in-depth review of proxy voting policies. We found few guidelines utilizing ESG principles, and almost none that were applied outside the scope of shareholder proposals. From the beginning, ESG principles have been the starting point for our vote guidelines, and for over a decade we have applied them to all key issues including board composition, board accountability, executive compensation, auditor independence, as well as environmental and social shareholder proposals.

We actively engage in ongoing shareholder public debates over proxy-related issues such as corporate governance best practices, appropriate executive compensation, shareholder rights, and the materiality of social and environmental risk. We work closely with the broad community of shareholder advocates through our membership in investor networks including the Interfaith Center on Corporate Responsibility, Ceres Investor Network, U.S. Forum for Sustainable and Responsible Investment, Confluence Philanthropy, and the Shareholder Rights Network, as well as through collaboration with the Intentional Endowments Network, Principles for Responsible Investment, and the Council of Institutional Investors.

As You Sow and Proxy Impact staff and management annually review the guidelines to assess if modifications are needed. The As You Vote advisory committee conducts a final review of the

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guidelines, debate the issues, and add insight to the process.

The Advisory Committee currently has five members: Andrew Behar, CEO, As You Sow

Danielle Fugere, President & Chief Counsel, As You Sow

Nell Minow, Vice Chair, ValueEdge Advisors; co-founder and former President, Institutional Shareholder Services (ISS)

Renee Morgan, Social Justice Director, Adasina Social Capital Michael Passoff, CEO, Proxy Impact

INTRODUCTION

As You Sow, founded in 1992, is a non-profit shareholder advocacy organization that uses the power of the proxy to create positive, lasting changes in corporate behavior.

In 2021, we launched As You Vote, a proxy voting service designed for investors who want to align their proxy votes with environmental, social, and governance (ESG) principles. Our Proxy Voting Guidelines, developed in consultation with Proxy Impact, help shareholders vote their own proxies, provide guidance to their money managers, or can be set up to automatically vote following our guidelines.

The Proxy Voting Guidelines are divided into two categories: management resolutions and shareholder resolutions.

Management resolutions are proposed by companies and include votes on board of director elections, auditor ratification, executive compensation, and as-needed resolutions on related governance issues such as stock options, and capital structures.

Shareholder resolutions are made by shareholders to companies, and include both governance issues such as board diversity and proxy access, as well as resolutions on social and environmental issues, including climate change, corporate political spending, diversity, product safety, and human rights.

As You Sow’s in-depth research and reporting helps inform our guidelines. As You Sow, Proxy Impact and the Sustainable Investment Institute co-publish an annual Proxy Preview that provides in-depth analysis and expert insight on hundreds of social and environmental resolutions proposed every year. As You Sow also publishes an annual scorecard of The 100 Most Overpaid CEOs which offers new research on excessive executive compensation, as well as Racial Justice and DEI scorecards. Our ESG reports cover a variety of issues including net zero goals, plastics pollution, regenerative agriculture, and our Invest Your Values platform evaluates mutual funds and ETFs on seven ESG issues.

MANAGEMENT RESOLUTIONS

BOARD OF DIRECTORS

The board of directors hold the power to ultimately decide corporate policies. The board is charged, first and foremost, with making decisions that it believes are in the best interests of a company and

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its shareholders. In today’s business climate one of the best ways of safeguarding the financial health of the company is by ensuring that ESG issues are properly evaluated and incorporated into the company’s strategy. For example, climate change, and the need to rapidly transition to a low carbon economy poses a major challenge to companies. Boards are coming under increasing scrutiny for how effectively they oversee this transition.

Another challenge facing boards is how to navigate the growing debate over executive compensation. In the last 30 years, increases in executive pay have far outstripped stock performance and worker pay. The board is responsible for determining executive compensation that is fair to the CEO, employees, and shareholders.

Guiding Principles

•	The board must be independent in order to provide proper oversight of management.
•	The board should install policies that ensure long-term shareholder value, ethical behavior, good governance, and a commitment to sustainability.
•	The board and its committees should be held accountable for their actions and the actions of the CEO who reports to them.
•	The board should reflect both gender and ethnic diversity.

Specific Votes

Vote guidelines for common governance proxy items

Accountability

We oppose the election of a director when:

Independence

◦	The board is not majority independent;
◦	The CEO serves as the board chair.

Poor attendance

◦	Board members attend less than 75% of board meetings without a valid reason for their absence.

In those cases where we disagree with management’s vote recommendation, we may also vote against the corresponding committee members responsible for the action we are opposing

For example, we withhold votes for:

Nominating committee members

◦	If they nominate the CEO to serve as board chair;
◦	If they nominate a slate of candidates that lacks gender or racial diversity (note that NASDAQ 5605(f) Board Diversity Rule is available in proxy statements of NASDAQ companies but not yet actionable on the As You Vote platform);
◦	If they nominate a board that is not majority independent.

Compensation committee members

◦	If executive compensation exceeds 75% of its peer group;
◦	If there is more than a 100:1 CEO to median worker pay ratio;
◦	If the company CEO has been listed among The 100 Most Overpaid CEOs and have not changed practices.

Net Zero Goals

We withhold votes for:

◦	Directors that have been identified by Majority Action as having failed to set adequate net-
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zero targets reducing greenhouse gas emissions in alignment with the Paris Agreement.

AUDITORS

The audit committee reviews financial statements and sets accounting standards that are designed to prevent or detect fraud, financial mismanagement, or large accounting errors. A string of high-profile accounting scandals led to an expansion of the role of the audit committee under the 2002 Sarbanes-Oxley Act.

Guiding Principles

•	Ensure auditor independence.
•	Eliminate the possibility of a conflict of interest.

Specific Votes

We oppose the ratification of the auditor in cases where:

◦	Non-audit consultant fees represent more than 25% of the total fees paid to the auditor during the previous fiscal year.

EXECUTIVE COMPENSATION

The current system of executive compensation is broken. In 2020, CEO pay had increased by 1,322% since 1978, far more than the 817% stock market growth, and exponentially more than the 18% growth of a typical worker over that same time. The ratio of CEO to typical worker compensation was 351:1 in 2020, up from 307:1 in 2019, 61:1 in 1989 and 21:1 in 1965. It is hard to see how executive pay that far outpaces stock performance benefits shareholder value. Furthermore, this pay disparity contributes to the destabilizing effects of income inequality and distorts incentives, leading to a short-term focus rather than an emphasis on sustainable growth. Shareholders are allowed a non-binding vote on executive compensation resolutions (commonly referred to as say-on-pay) and can also cast binding votes on approval of equity and incentive plans.

Guiding Principles

•	Executive pay must be appropriately linked to company performance and should not be excessive.
•	Shareholders are entitled to transparency regarding compensation decision-making.

Specific Votes

Advisory Vote on Executive Compensation (Say-on-Pay)

We vote against management remuneration proposals if:

Inﬂated pay

◦	CEO pay is greater than the 75th percentile of peers.

Pay disparity

◦	A CEO to median employee ratio higher than 100:1, without persuasive explanation for why such a ratio is necessary.

Equity Plans

We oppose resolutions that:

◦	The total potential dilution from all company stock plans exceeds 10% of the current outstanding stock.

CAPITAL STRUCTURE

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Capital structure refers to a company’s decision to finance itself through equity and debt. Resolution votes regarding new stock offerings are common. A company may recommend increasing shares for a variety of reasons, such as the need to raise new capital, allow for stock splits or dividend payments, or to fund compensation. These votes may need a case-by-case evaluation, although some general guidelines do apply.

Guiding Principles

•	Shareholders must approve or ratify any changes in capitalization.
•	Common stock should have equal voting rights.
•	All stock must clearly specify voting, conversion, dividend distribution, and other rights.

Specific Votes

We support resolutions that ask to:

◦	Adopt a one-share, one-vote policy.

We oppose resolutions that request:

◦	Dual classes of common stock that have different voting rights.

SHAREHOLDER RESOLUTIONS

SUSTAINABLE GOVERNANCE

Shareholder sponsored governance resolutions often mirror management’s resolutions (above) on board of director elections and executive compensation, but do so through a ESG frame which has proven to help companies better identify risks and opportunities in their business model. Resolutions aim to change the power dynamics between the board, CEO, and shareholders; ensure proper oversight of the company; or to install a greater commitment to sustainable business practices.

Guiding Principles

•	Share ownership is not passive; shareholders have a right and a fiduciary responsibility to ensure that the company is being managed fairly and effectively.
•	Companies that embrace financial, social, and environmental sustainability goals are better positioned for long-term success.
•	Corporations need to be transparent when reporting on their environmental and social impacts.
•	Corporations are accountable to their shareholders, employees, communities, and stakeholders.

Specific Votes

Board of Directors

We support resolutions that ask companies to:

Board diversity

◦	Adopt a policy/report on plans to increase the number of women and minorities on the board;
◦	Report board diversity and skills in a matrix format (consistent with new Nasdaq policy).
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Board oversight and expertise

◦	Adapt a policy/report on board oversight of climate change/human rights;
◦	Establish board committees on sustainability/climate/human rights;
◦	Nominate climate and human rights experts to the board.

CEO

◦	Separate the board chair and CEO positions;
◦	Develop a CEO succession policy.

Independence

◦	Require that the chair of the board be an independent director;
◦	Require that the board is comprised of a majority of independent directors.

Proxy access

◦	Provide shareholders with the ability to nominate board candidates.

Proxy vote

◦	Review and report on ESG proxy voting policies.

Proxy voting policies

◦	Report on proxy voting policy alignment with ESG policies.

Voting standards

◦	Adopt a simple majority vote standard in the election of directors;
◦	Declassify the board (all board members are reelected annually).

Executive Compensation

We support resolutions that ask companies to:

ESG pay links

◦	Adopt a policy/report on linking executive compensation to ESG metrics;
◦	Report on compensation links to risky practices;
◦	Report on retirement benefits alignment with climate goals.

Pay disparity

◦	Disclose and compare total executive compensation to employees’ median wage.

Recoupment (clawbacks)

◦	Adopt a policy to recoup unearned executive bonuses or incentive pay when performance targets have not been met.

Retention

◦	Require stock retention as a means to incentivize executives on long-term shareholder value.

Severance

◦	Require a shareholder vote on golden parachutes or severance compensation.

Tax gross-ups

◦	Adopt a policy against paying tax gross-ups to executives.

Shareholder Rights

We support resolutions that ask companies to:

Meetings and actions

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◦	Allow shareholders to call special meetings (10% threshold);
◦	Allow shareholders to act by written consent.

Proxy access

◦	Provide shareholders, holding 3% or more of stock for at least 3 years, with the ability to nominate board candidates.

Vote requirements

◦	Adopt a simple majority vote (For vs. Against; abstentions would not be allowed to be voted by management);
◦	Eliminate super-majority vote requirements;
◦	Require an annual say-on-pay vote;
◦	Eliminate dual class stock with unequal voting rights.

ENVIRONMENTAL RESOLUTIONS

There are many critical issues raised by shareholder resolutions within the category of environment, including climate change, energy, toxic products, waste management, forestry, food safety, and industrial agriculture. Climate change has emerged as the key issue across multiple industries. Shareholders have increasingly demanded that corporations reduce greenhouse gas emissions and account for risks related to climate change.

Guiding Principles

•	Companies must prepare a climate transition plan.
•	Companies must act rapidly to reduce greenhouse gas emissions.
•	Adopting recycling strategies and reducing waste, packaging, and chemical use will allow companies to cut costs and lower environmental and community impacts.

Specific Votes

The following are As You Vote recommendations for resolutions currently filed this year. See the Proxy Preview for more information on many of these resolutions.

Climate Change

We support resolutions that ask companies to:

Greenhouse gas (GHG) emissions / Paris climate goals

◦	Adopt a policy/report on net-zero GHG reduction targets;
◦	Adopt a policy/report on goals to reduce Scope 3 emissions;
◦	Report on methane emissions/reduction targets;
◦	Report on Paris-aligned GHG reduction targets;
◦	Report on stranded carbon asset risk;
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◦	Report on use of carbon offsets.

Climate change finance and strategy

◦	Adopt a policy/report on GHG emissions financing;
◦	Limit/end fossil fuel financing/underwriting;
◦	Issue audited climate transition plan;
◦	Report risks associated with climate driven drought and mega-droughts;
◦	Report on fossil fuel stranded asset risk due to climate-related factors such as climate-related regulations and climate change driven technology and demand shifts.

Climate-related lobbying

◦	Adopt a policy/report on alignment of lobbying activities with climate goals.

Environmental Management

We support resolutions that ask companies to:

Forests and water

◦	Report on supply chain deforestation impacts;
◦	Report on deforestation and financing;
◦	Report on risks to company operations associated with climate change, such as financial risks, physical risks, and public health risks.

Waste and pollution

◦	Reduce/report on chemical footprint risks;
◦	Report on ‘right to repair’ policy;
◦	Report on reducing packaging;
◦	Report on reducing plastic pollution;
◦	Review/report on mining waste.

Industrial Agriculture

We support resolutions that ask companies to:

Animal welfare

◦	Adopt a policy/report on cage-free eggs;
◦	Adopt a policy/report on gestation crate-free housing for pigs;
◦	Report on/phase out antibiotic use in food animal supply chain;
◦	Report on pesticide health risks from supply chain;
◦	Report on animal welfare in supply chain.

SOCIAL RESOLUTIONS

Shareholders recognize that corporations are important agents of social change. The largest group of shareholder resolutions is questioning the appropriate political role of corporations in a democracy. Shareholders continue to be at the forefront of moving corporations to disclose their political contributions and lobbying activities.

A growing number of resolutions are focused on promoting diversity, racial justice and human rights. Shareholders are pushing for gender and racial pay equity, equal opportunity for promotion, and for more representation on corporate boards. Human rights concerns include workplace sexual harassment and discrimination, sex trafficking and child sexual exploitation online, forced labor throughout the supply chain, and pipeline construction and Indigenous Peoples rights. Investors are

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also questioning the impact on society and the economy as corporations continue to externalize financial risks.

The following are As You Vote recommendations for resolutions currently filed this year. See the Proxy Preview for more information on many of these resolutions.

Guiding Principles

•	Corporations have a responsibility to respect human rights throughout their operations, create safe work environments, support fair wages, and not discriminate based on gender, race, or sexual orientation.
•	Corporations should transparently report on their contributions to political activities to inform shareholders how capital is being allocated.

Specific Votes

Corporate Political Activity

We support resolutions that ask companies to:

Lobbying

◦	Report on direct and indirect lobbying included payments, memberships in tax-exempt organization that write legislation, and management decision-making process;
◦	Report on contributions made to trade associations and other tax-exempt entities that are used for political purposes;
◦	Adopt a policy of no lobbying, campaign spending, or other election-related expenditures.

Political contributions

◦	Report on political spending including policies and procedures for contributing to political campaigns as well as the recipient, amount paid, and company decision maker;
◦	Adopt a policy of no lobbying, campaign spending, or other election-related expenditures.

Corporate values and public policy inﬂuence

◦	Provide a congruency analysis between corporate values and political and electioneering contributions (ex. climate change, healthcare, social justice, environmental risks).

Ethical Finance

We support resolutions that ask companies to:

Taxes

◦	Report on tax compliance metrics.

Fair Pay

We support resolutions that ask companies to:

Beneﬁts

◦	Adopt paid sick leave policy (expanded COVID-related benefits related);
◦	Adopt a policy/report on paid family leave;
◦	Report on employee stock ownership by job category.

CEO-worker pay

◦	Consider CEO-worker pay disparity in CEO compensation;
◦	Report on pay disparity between top senior executives and lower level employees’ median wage.

Gender and racial pay gap

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◦	Adopt a policy/report on policy to end gender/racial pay disparity;
◦	Commission pay equity independent audit;
◦	Report on gender and racial unadjusted median pay gaps.

Health

We support resolutions that ask companies to:

Childhood obesity

◦	Report on fast food nutritional initiatives in the face of childhood obesity concerns.

Covid-19

◦	Report on COVID drug pricing and subsidies;
◦	Report on COVID vaccine technology transfer.

Drug pricing

◦	Report on anti-competitive practices risk oversight.

Public health

◦	Report on food sales, public health risks, economy impacts.

Reproductive health

◦	Report on reproductive health rights risks.

Tobacco

◦	Adopt a policy to phase out all production of health-hazardous and addictive products;
◦	Report on the sale of tobacco products and impacts on external public health.

Human Rights

We support resolutions that ask companies to:

Agricultural workers

◦	Join the Fair Food Program to ensure humane wages and safe conditions for agricultural workers.

Conﬂict zones and high-risk countries

◦	Report on criteria for investment, continued operations, and withdrawal from countries with a high risk of genocide or human rights violations.

Environmental justice

◦	Report on environmental and health impacts from company operations on communities of color and low- income communities.

Human rights policy/risks assessment

◦	Report on human rights due diligence process to assess, identify, prevent, and mitigate actual and potential adverse human rights impacts;
◦	Report on human/labor rights risks in the supply chain.

Human traﬃcking

◦	Adopt policy/report on human trafficking/ forced labor/ sexual exploitation of minors/ recruitment fees;
◦	Assess the risk of child sexual exploitation across company platforms and businesses.

Indigenous peoples

◦	Report on effectiveness of policies on Indigenous Peoples rights;
◦	Report on financing of pipelines on Indigenous Peoples lands.
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Prisons

◦	Adopt policy/report on prison labor in the supply chain.

Racial justice

◦	Commission racial equity independent audit;
◦	Report on plans to promote racial justice;
◦	Report on civil rights policy and impact.

Supply chains

◦	Report on the human rights risks of company products, operations, and supply chain;
◦	Extend human rights policies to franchisees, licensees, and agents that market, distribute, or sell its products.

Surveillance

◦	Report on sales of facial recognition/surveillance technology.

Training

◦	Conduct training of employees on its human rights policy and/or the recognition and prevention of forced labor, slavery, or human trafficking.

Water access

◦	Adopt a policy on the human right to water.

Media

We support resolutions that ask companies to:

Censorship / Free speech

◦	Report on governmental censorship request compliance;
◦	Report on algorithm system impact on user speech.

Child safety

◦	Report on impacts of end-to-end encryption on child sexual exploitation online;
◦	Conduct child risk assessment.

Internet privacy and cyber-security

◦	Report on privacy, data security, and civil rights risks related to use of big data.

Social media content

◦	Report on problematic content management including election interference;
◦	Report steps to identify and address ‘fake news’ and related hate speech that may be enabled by company operations.

Weapons

◦	Report on gun sales/nuclear weapons financing.

Sustainability

We support resolutions that ask companies to:

Societal impacts

◦	Adopt practices to curtail corporate activities that externalize social and environmental costs that are likely to decrease returns of diversified portfolios;
◦	Report on business practices that place financial return over healthy social and environmental systems and risk returns of diversified investors.

Sustainability reporting

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◦	Publish an annual sustainability report on short and long-term ESG issues, or key sustainability metrics such as GHG emissions and reduction goals.

Workplace Conditions

We support resolutions that ask companies to:

Discrimination and harassment

◦	Report on the use of concealment clauses, mandatory binding arbitration, and non-disclosure agreements with employees;
◦	Adopt a policy for recession of concealment clauses, mandatory binding arbitration,and non-disclosyre agreements with employees.

Diversity

◦	Disclose equal employment opportunity (EEO-1) data regarding diversity in the workforce;
◦	Report on the effectiveness of diversity, equity and inclusion programs;
◦	Set goals to increase gender and racial diversity in managerial and senior levels of the company;
◦	Commission gender and racial diversity independent audit.

Human capital management

◦	Report on material human capital risks and opportunities;
◦	Report on worker misclassification risks in supply chain.

Sexual orientation discrimination

◦	Adopt a nondiscrimination policy for gender identity and sexual orientation;
◦	Commission LGBTQIA independent audit.

Workplace safety

◦	Commission worker health and safety audit;
◦	Report on accidents with replacement workers.

ANTI-ESG RESOLUTIONS

The following resolutions are filed by organizations or individuals who oppose ESG policies and practices. For example, anti-ESG resolutions raise doubts about the validity of climate change and the need to prepare for it, and that diversity efforts are themselves racist against white people. These resolutions often mimic the resolved clause of ESG resolutions, but actually have a completely different intent.

Specific Votes

We oppose resolutions that ask companies to:

Climate change denial

◦	Disclose risks posed by government policies relating to climate change and/or renewable energy.

Contributions and public policy

◦	Report on public policy/charitable giving. (anti-DEI efforts)

Diversity

◦	Report on risks of racial justice audits. (anti-DEI efforts).

NOTES ON RULES BASED GUIDELINES

Proxy Based Rules

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Rules-based automated voting follows the simple premise that we can set standard recommendations in response to standard proxy items. Rules apply to information reported on a company’s proxy. For example, As You Vote recommends a vote against the CEO if they also serve as board chair. That information is easily identifiable in the proxy and a rule can be set for it. But some exceptions apply.

Case-By-Case Recommendations

Proxy items on issues such as mergers, acquisitions and contested elections (where the proxy contains ballots both from management and dissident shareholders) are beyond the scope of standardized rules. Consequently, recommendations will be listed as case-by-case and left to the subscriber to vote. Similarly, there are rare occurrences of items (generally on international proxies) that are written in a way that are not identifiable under our rules. These too would be listed as case-by-case votes.

Rule Development and Special Rules

As You Vote is working closely with Broadridge to utilize more proxy information and develop additional rules. We also incorporate selected outside research that enhances our ESG vote guidelines. For example, we apply an additional level of scrutiny on director votes for about two dozen companies that are major contributors to climate change. These companies, as identified by Majority Action, encompass industry leaders from the electrical utility, oil and gas, bank and insurance, and forestry sectors.

LEGAL DISCLAIMER

The information provided in these Guidelines is provided “AS IS” without warranty of any kind. As You Sow and Proxy Impact make no representations and provides no warranties regarding any information or opinions provided herein, including, but not limited to, the advisability of investing in any particular company or investment fund or other vehicle. While we have obtained information believed to be objectively reliable, neither As You Sow, Proxy Impact nor any of its employees, officers, directors, trustees, or agents, shall be responsible or liable, directly or indirectly, for any damage or loss caused or alleged to be caused by or in connection with use of or reliance on any information contained herein, including, but not limited to, lost profits or punitive or consequential damages. Past performance is not indicative of future returns.

As You Sow and Proxy Impact do not provide investment, financial planning, legal, or tax advice. We are neither licensed nor qualified to provide any such advice. The content of our programming, publications, and presentations is provided free of charge to the public for informational and educational purposes only, and is neither appropriate nor intended to be used for the purposes of making any decisions on investing, purchases, sales, trades, or any other investment transactions.

Our events, websites, and promotional materials may contain external links to other resources, and may contain comments or statements by individuals who do not represent As You Sow or Proxy Impact. As You Sow and Proxy Impact have no control over, and assumes no responsibility for, the content, privacy policies, or practices of any third party websites or services that you may access as a result of our programming. As You Sow and Proxy Impact shall not be responsible or liable, directly or indirectly, for any damage or loss caused or alleged to be caused by or in connection with use of or reliance on any such content, goods, or services available on or through any such websites, reports, or services.

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17

NORTH SQUARE INVESTMENTS TRUST

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	Agreement and Declaration of Trust.

(i)	Agreement and Declaration of Trust is herein incorporated by reference from the Initial Registration Statement to North Square Investments Trust (the “Trust”) on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on August 24, 2018.

	(ii)	Certificate of Trust is herein incorporated by reference from the Initial Registration Statement to North Square Investments Trust (the “Trust”) on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on August 24, 2018.
(b)		By-Laws are herein incorporated by reference from the Initial Registration Statement to North Square Investments Trust (the “Trust”) on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on August 24, 2018.

(b)       By-Laws are herein incorporated by reference from the Initial Registration Statement to North Square Investments Trust (the “Trust”) on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on August 24, 2018.

(c)	Instruments Defining Rights of Security Holders -Not applicable.

(d)	(i)		Form of Investment Advisory Agreement (North Square Investments, LLC) is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
		(A)	Amendment No. 1 to Investment Advisory Agreement (North Square Investments, LLC) is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
		(B)	Amendment No. 2 to Investment Advisory Agreement (North Square Investments, LLC) is herein incorporated by reference from Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.
	(ii)		Form of Investment Sub-Advisory Agreement (Algert Global, LLC) is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(iii)		Form of Investment Sub-Advisory Agreement (Advisory Research Inc.) is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
		(A)	Amendment No. 1 to Investment Sub-Advisory Agreement (Advisory Research, Inc.) is herein incorporated by reference from Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.
	(iv)		Form of Investment Sub-Advisory Agreement (Red Cedar Investment Management, LLC) is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
		(A)	Amendment No. 1 to Investment Sub-Advisory Agreement (Red Cedar Investment Management, LLC) is herein incorporated by reference from Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.
		(B)	Amended and Restated Appendix B to Sub-Advisory Agreement (Red Cedar Investment Management, LLC) is herein incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 29, 2022.

	(v)		Form of Investment Sub-Advisory Agreement (Altrinsic Global Advisors, LLC) is herein incorporated by reference from Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.
	(vi)		Form of Investment Sub-Advisory Agreement (CSM Advisors, LLC) is herein incorporated by reference from Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.
	(vii)		Investment Sub-Advisory Agreement (NSI Retail Advisors, LLC) is herein incorporated by reference from Post-Effective Amendment 17 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 30, 2021.
		(A)	Amendment No. 1 to Investment Sub-Advisory Agreement (NSI Retail Advisors, LLC) is herein incorporated by reference from Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.

	(viii)		Investment Advisory Agreement (Reflection Asset Management, LLC) – to be filed by amendment.
	(ix)		Investment Advisory Agreement (Fort Pitt Capital Group, LLC) – to be filed by amendment.
(e)	(i)		Distribution Agreement is herein incorporated by reference from the Initial Registration Statement to North Square Investments Trust (the “Trust”) on Form N-14, filed with the Securities and Exchange Commission (“SEC”) on September 13, 2018.
	(ii)		First Amendment to the Distribution Agreement is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
	(iii)		Amended Exhibit A to the Distribution Agreement is herein incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.
	(iv)		Novation Agreement is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2022.
	(v)		Novation Agreement by and between the Trust, Compass Distributors, LLC and Foreside Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.
	(vi)		Distribution Agreement (Ultimus Fund Distributors, LLC) – to be filed by amendment.

(f)	Bonus or Profit Sharing Contracts - Not applicable.

(g)	(i)	Custody Agreement is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(ii)	First Amendment to the Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
	(iii)	Second Amendment to the Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 30, 2020.
	(iv)	Third Amendment to the Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 30, 2020.

	(v)		Form of Fourth Amendment to the Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.
	(vi)		Fifth Amendment to the Custody Agreement – to be filed by amendment.

(h)	Other Material Contracts

	(i)		Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC is herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.
		(A)	Amendment to Master Services Agreement – to be filed by amendment.
	(ii)		Operating Expenses Limitation Agreement is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
		(A)	First Amendment to the Operating Expenses Limitation Agreement is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
		(B)	Amended Appendix A to the Operating Expense Limitation Agreement is herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.
	(iii)		Shareholder Service Plan is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(iv)		Amendment to Shareholder Service Plan is herein incorporated by reference from Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 1, 2023.
	(v)		Form of Fund of Funds Investment Agreement (Advisor Shares Trust) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(vi)		Form of Fund of Funds Investment Agreement (BlackRock Funds)is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(vii)		Form of Fund of Funds Investment Agreement (Vanguard Funds) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(viii)		Form of Fund of Funds Investment Agreement (Invesco ETFs) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(ix)		Form of Fund of Funds Investment Agreement (First Trust ETFs) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(x)		Form of Fund of Funds Investment Agreement (The Select Sector SPDR Trust) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xi)		Form of Fund of Funds Investment Agreement (SPY DIA ETFs) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xii)		Form of Fund of Funds Investment Agreement (SPDR Funds) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.

(xiii)	Form of Fund of Funds Investment Agreement (Schwab Strategic Trust) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
(xiv)	Form of Fund of Funds Investment Agreement (ProShares Trust) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
(xv)	Form of Fund of Funds Investment Agreement (WisdomTree Trust) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
(xvi)	Form of Fund of Funds Investment Agreement (VanEck ETF Trust) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
(xvii)	Form of Fund of Funds Investment Agreement (Direxion Shares) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
(xviii)	Amended and Restated License Agreement by and between Reflection Asset Management, LLC and Our Sphere, Inc. – filed herewith.

(i)	Legal Opinion and Consent – filed herewith.
(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.
(k)	Omitted Financial Statements - Not applicable.

(l)	Subscription Agreement is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(m)	(i)	Rule 12b-1 Plan is herein incorporated by reference from Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 1, 2023.
(n)	(i)	Rule 18f-3 Plan is herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.
(o)	Reserved.

(p)	Codes of Ethics
	(i)	North Square Investments Trust is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(ii)	North Square Investments, LLC (Adviser) is herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.
	(iii)	Algert Global, LLC (Sub-Advisor) is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(iv)	Advisory Research Inc. (Sub-Advisor) is herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.
	(v)	Red Cedar Investment Management, LLC (Sub-Advisor) is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.

	(vi)	Altrinsic Global Advisors, LLC (Sub-Advisor) is herein incorporated by reference from Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.
	(vii)	CSM Advisors, LLC (Sub-Advisor) is herein incorporated by reference from Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.
	(viii)	NSI Retail Advisors LLC (Sub-Advisor) is herein incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.
	(ix)	Reflection Asset Management, LLC (Adviser) is herein incorporated by reference from Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 14, 2023.
	(x)	Fort Pitt Capital Group, LLC (Adviser) is herein incorporated by reference from Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 13, 2024..
(q)	Powers of Attorney are herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.

Item 29. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 333-226989) on August 24, 2018), Article VI of Registrant’s Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 333-226989) on August 24, 2018), and Paragraph 6 of the Distribution Agreement on Form N-14 (File No. 333-227320) on September 13, 2019.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Adviser.

(1)                North Square Investments, LLC (“NSI”) serves as the investment adviser for the North Square Spectrum Alpha Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Preferred and Income Securities Fund, North Square Tactical Growth Fund, North Square Tactical Defensive Fund, North Square Trilogy Alternative Return Fund,

North Square Advisory Research Small Cap Value Fund, North Square Altrinsic International Equity Fund, North Square McKee Bond Fund and North Square Strategic Income Fund. The response to this Item will be incorporated by reference to NSI’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC. NSI’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(2)                Reflection Asset Management, LLC (“RAM”) serves as the investment adviser for the Sphere 500 Climate Fund. The response to this Item will be incorporated by reference to RAM’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC. RAM’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(3)                Fort Pitt Capital Group, LLC (“Fort Pitt”) serves as the investment adviser for the Fort Pitt Capital Total Return Fund. The response to this Item will be incorporated by reference to Fort Pitt’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC. Fort Pitt’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(1)                (a) Foreside Fund Services, LLC (“Foreside”), is the principal underwriter for some series of the Registrant and acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

AB Active ETFs, Inc.

ABS Long/Short Strategies Fund

Absolute Shares Trust

ActivePassive Core Bond ETF, Series of Trust for Professional Managers

ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers

ActivePassive International Equity ETF, Series of Trust for Professional Managers

ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers

Adaptive Core ETF, Series of Collaborative Investment Series Trust

AdvisorShares Trust

AFA Multi-Manager Credit Fund

AGF Investments Trust

AIM ETF Products Trust

Alexis Practical Tactical ETF, Series of Listed Funds Trust

AlphaCentric Prime Meridian Income Fund

American Century ETF Trust

Amplify ETF Trust

Applied Finance Core Fund, Series of World Funds Trust

Applied Finance Explorer Fund, Series of World Funds Trust

Applied Finance Select Fund, Series of World Funds Trust

ARK ETF Trust

ARK Venture Fund

ASYMmetric ETFs Trust

B.A.D. ETF, Series of Listed Funds Trust

Bitwise Funds Trust

Bluestone Community Development Fund

BondBloxx ETF Trust

Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

Bridgeway Funds, Inc.

Brinker Capital Destinations Trust

Brookfield Real Assets Income Fund Inc.

Build Funds Trust

Calamos Convertible and High Income Fund

Calamos Convertible Opportunities and Income Fund

Calamos Dynamic Convertible and Income Fund

Calamos ETF Trust

Calamos Global Dynamic Income Fund

Calamos Global Total Return Fund

Calamos Strategic Total Return Fund

Carlyle Tactical Private Credit Fund

Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust

Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust

Center Coast Brookfield MLP & Energy Infrastructure Fund

Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust

Clifford Capital International Value Fund, Series of World Funds Trust

Clifford Capital Partners Fund, Series of World Funds Trust

Cliffwater Corporate Lending Fund

Cliffwater Enhanced Lending Fund

Cohen & Steers Infrastructure Fund, Inc.

Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series

CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers

Curasset Capital Management Core Bond Fund, Series of World Funds Trust

Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

Davis Fundamental ETF Trust

Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions

Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions

Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions

Defiance Next Gen H2 ETF, Series of ETF Series Solutions

Defiance Pure Electric Vehicle ETF, Series of ETF Series Solutions

Defiance Quantum ETF, Series of ETF Series Solutions

Direxion Funds

Direxion Shares ETF Trust

Dividend Performers ETF, Series of Listed Funds Trust

Dodge & Cox Funds

DoubleLine ETF Trust

DoubleLine Opportunistic Credit Fund

DoubleLine Yield Opportunities Fund

DriveWealth ETF Trust

EIP Investment Trust

Ellington Income Opportunities Fund

ETF Managers Trust

ETF Opportunities Trust

Evanston Alternative Opportunities Fund

Exchange Listed Funds Trust

Fiera Capital Series Trust

FlexShares Trust

Forum Funds

Forum Funds II

Forum Real Estate Income Fund

Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust

Grayscale Future of Finance ETF, Series of ETF Series Solutions

Guinness Atkinson Funds

Harbor ETF Trust

Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust

Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

Horizon Kinetics Medical ETF, Series of Listed Funds Trust

Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust

IDX Funds

Innovator ETFs Trust

Ironwood Institutional Multi-Strategy Fund LLC

Ironwood Multi-Strategy Fund LLC

John Hancock Exchange-Traded Fund Trust

LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust

Mairs & Power Balanced Fund, Series of Trust for Professional Managers

Mairs & Power Growth Fund, Series of Trust for Professional Managers

Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

Manor Investment Funds

Merk Stagflation ETF, Series of Listed Funds Trust

Milliman Variable Insurance Trust

Mindful Conservative ETF, Series of Collaborative Investment Series Trust

Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

Mohr Growth ETF, Series of Collaborative Investment Series Trust

Mohr Sector Navigator ETF, Series of Collaborative Investment Series Trust

Morgan Stanley ETF Trust

Morningstar Funds Trust

Mutual of America Investment Corporation

North Square Investments Trust

OTG Latin American Fund, Series of World Funds Trust

Overlay Shares Core Bond ETF, Series of Listed Funds Trust

Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

Palmer Square Opportunistic Income Fund

Partners Group Private Income Opportunities, LLC

Performance Trust Mutual Funds, Series of Trust for Professional Managers

Perkins Discovery Fund, Series of World Funds Trust

Philotimo Focused Growth and Income Fund, Series of World Funds Trust

Plan Investment Fund, Inc.

PMC Core Fixed Income Fund, Series of Trust for Professional Managers

PMC Diversified Equity Fund, Series of Trust for Professional Managers

Point Bridge America First ETF, Series of ETF Series Solutions

Preferred-Plus ETF, Series of Listed Funds Trust

Putnam ETF Trust

Quaker Investment Trust

Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust

Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

Renaissance Capital Greenwich Funds

Reynolds Funds, Inc.

RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust

RiverNorth Patriot ETF, Series of Listed Funds Trust

RMB Investors Trust

Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

Roundhill BIG Bank ETF, Series of Listed Funds Trust

Roundhill BIG Tech ETF, Series of Listed Funds Trust

Roundhill Cannabis ETF, Series of Listed Funds Trust

Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust

Roundhill MEME ETF, Series of Listed Funds Trust

Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

Roundhill Video Games ETF, Series of Listed Funds Trust

Rule One Fund, Series of World Funds Trust

Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

SHP ETF Trust

Six Circles Trust

Sound Shore Fund, Inc.

Sparrow Funds

Spear Alpha ETF, Series of Listed Funds Trust

STF Tactical Growth & Income ETF, Series of Listed Funds Trust

STF Tactical Growth ETF, Series of Listed Funds Trust

Strategic Trust

Strategy Shares

Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

Syntax ETF Trust

Tekla World Healthcare Fund

Tema ETF Trust

Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust

Teucrium AiLA Long-Short Agriculture Strategy ETF, Series of Listed Funds Trust

Teucrium AiLA Long-Short Base Metals Strategy ETF, Series of Listed Funds Trust

The Community Development Fund

The Finite Solar Finance Fund

The Private Shares Fund

The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

Third Avenue Trust

Third Avenue Variable Series Trust

Tidal ETF Trust

Tidal Trust II

TIFF Investment Program

Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan

Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

Timothy Plan International ETF, Series of The Timothy Plan

Timothy Plan Market Neutral ETF, Series of The Timothy Plan

Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan

Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

Total Fund Solution

Touchstone ETF Trust

TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust

TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust

TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (May) ETF, Listed Funds Trust

TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust

TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust

U.S. Global Investors Funds

Union Street Partners Value Fund, Series of World Funds Trust

Variant Alternative Income Fund

Variant Impact Fund

VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II

VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II

VictoryShares Corporate Bond ETF, Series of Victory Portfolios II

VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II

VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II

VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares International Value Momentum ETF, Series of Victory Portfolios II

VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II

VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II

VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II

VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II

VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II

VictoryShares US Value Momentum ETF, Series of Victory Portfolios II

VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II

Volatility Shares Trust

West Loop Realty Fund, Series of Investment Managers Series Trust

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

WisdomTree Digital Trust

WisdomTree Trust

WST Investment Trust

XAI Octagon Floating Rate & Alternative Income Term Trust

(b)       The following are the Officers and Manager of Foreside. Foreside’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Avenue, Suite 2200 Milwaukee, WI 53202	President and Manager	None
Chris Lanza	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Avenue, Suite 2200 Milwaukee, WI 53202	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100 Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)       Not applicable.

(2)                (a) Ultimus Fund Distributors, LLC (“Ultimus”), is the principal underwriter for some series of the Registrant and acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Bruce Fund, Inc.

CM Advisors Family of Funds

Caldwell Orkin Funds, Inc.

Cantor Select Portfolios Trust

Cantor Fitzgerald Sustainable Infrastructure Fund

Capitol Series Trust

Centaur Mutual Funds Trust

Chesapeake Investment Trust

Commonwealth International Series Trust

Conestoga Funds

Connors Funds

Cross Shore Discovery Fund

Dynamic Alternatives Fund

Eubel Brady & Suttman Mutual Fund Trust

Fairway Private Equity & Venture Capital Opportunities Fund
Flat Rock Global, LLC

F/m Funds Trust

HC Capital Trust

Hussman Investment Trust

James Advantage Funds

James Alpha Funds Trust

Lind Capital Partners Municipal Credit Income Fund
MSS Series Trust

Oak Associates Funds

One Fund Trust

Papp Investment Trust

Peachtree Alternative Strategies Fund

Rocky Mountain Opportunity Trust

Schwartz Investment Trust

Segall Bryant & Hamill Trust

The Cutler Trust

The Investment House Funds

Williamsburg Investment Trust

Ultimus Managers Trust

Unified Series Trust

Valued Advisers Trust

VELA Funds

Volumetric Fund

Waycross Independent Trust

Yorktown Funds

(b)       The following are the Officers of Ultimus. Ultimus’ main business address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Name	Position with Underwriter	Position with Registrant
Kevin M. Guerrette	President	None
Douglas K. Jones	Vice President	None
Stephen L. Preston	Vice President, Chief Compliance Officer, Financial Operations Principal and AML Compliance Officer	None
Melvin Van Cleave	Chief Information Security Officer	None

(c)       Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 250 Cincinnati, OH 45246
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Advisers

North Square Investments, LLC

200 West Madison Street, Suite 2610

Chicago, IL 60606

Reflection Asset Management, LLC

1000 Palm Boulevard

Isle of Palms, SC 29541

Fort Pitt Capital Group, LLC

680 Andersen Drive

Foster Plaza Ten, Suite 350

Pittsburgh, PA 15220

Registrant’s Distributors	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Item 34. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati in the State of Ohio, on March 5, 2024.

North Square Investments Trust

By: /s/ Ian Martin

Ian Martin, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ian Martin	President, Principal Executive	March 5, 2024
Ian Martin	Officer and Trustee

David B. Boon*	Trustee	March 5, 2024
David B. Boon

Donald J. Herrema*	Trustee	March 5, 2024
Donald J. Herrema

Catherine A. Zaharis*	Trustee	March 5, 2024
Catherine A. Zaharis

/s/ Zachary Richmond	Treasurer and Principal Financial	March 5, 2024
Zachary Richmond	and Accounting Officer

By: /s/ Ian Martin
Ian Martin Attorney-in-Fact (Pursuant to Powers of Attorney filed herewith)

Exhibit Index

(h)(xviii)	Amended and Restated License Agreement
(i)	Legal Opinion and Consent
(j)	Consent of Independent Registered Public Accounting Firm